Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	NEUBERGER BERMAN EQUITY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000044402
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2024
Prospectus Date	rr_ProspectusDate	Dec. 18, 2024
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Dividend Growth Fund Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities that pay dividends. The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies, including companies in emerging markets. The Fund mainly invests in common stocks but may invest up to 10% of its net assets in master limited partnerships (“MLPs”) and up to 10% of its net assets in convertible securities. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Portfolio Managers use bottom-up, fundamental security analysis to identify companies that they believe have sustainable and growing dividends, and ideally seek to buy them when they appear temporarily out-of-favor or undervalued by the market. The price of the company’s securities in relation to its cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Portfolio Managers believe will enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund may also invest in real estate investment trusts (“REITs”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the Portfolio Managers believe the holding has grown too large relative to the rest of the portfolio.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities that pay dividends, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 22.39% Worst quarter: Q1 2020 -23.28% Year to Date performance as of: 9/30/2024 14.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.28%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Dividend Growth Fund
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Neuberger Berman Dividend Growth Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,078
1 Year	rr_AverageAnnualReturnYear01	10.73%
5 Years	rr_AverageAnnualReturnYear05	12.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Neuberger Berman Dividend Growth Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.81%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,366
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	13.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Neuberger Berman Dividend Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,129
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	18.87%
Annual Return 2017	rr_AnnualReturn2017	17.71%
Annual Return 2018	rr_AnnualReturn2018	(12.29%)
Annual Return 2019	rr_AnnualReturn2019	29.03%
Annual Return 2020	rr_AnnualReturn2020	19.02%
Annual Return 2021	rr_AnnualReturn2021	24.39%
Annual Return 2022	rr_AnnualReturn2022	(12.50%)
Annual Return 2023	rr_AnnualReturn2023	17.88%
1 Year	rr_AverageAnnualReturnYear01	17.88%
5 Years	rr_AverageAnnualReturnYear05	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	11.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Dividend Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.10%
5 Years	rr_AverageAnnualReturnYear05	13.81%
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Dividend Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.13%
5 Years	rr_AverageAnnualReturnYear05	11.63%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies, and may be difficult to value. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Internal Revenue Code of 1986, as amended (the “Code”), generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the Code does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, although the Treasury Department has announced that it is considering adopting regulations to provide a pass-through, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund currently will not.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | R E I Ts And Other Real Estate Companies Risk R E I Ts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NDGAX), Class C Shares (NDGCX), Institutional Class Shares (NDGIX) | Fund Summaries | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Equity Fund Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and/or have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on businesses with a history of high returns while factoring in economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to his view of long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; and/or strong financial characteristics, corporate governance practices, and management track record.

The Fund seeks to reduce risk by diversifying among many industries. At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and China A-shares using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program, the Shenzhen-Hong Kong Stock Connect Program or other similar programs. The Fund may invest in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Portfolio Manager follows a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 18.05% Worst quarter: Q1 2020 -23.74% Year to Date performance as of: 9/30/2024 19.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.74%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Emerging Markets Equity Fund
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Neuberger Berman Emerging Markets Equity Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.54%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 723
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,033
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,566
1 Year	rr_AverageAnnualReturnYear01	(1.59%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
10 Years	rr_AverageAnnualReturnYear10	0.48%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Neuberger Berman Emerging Markets Equity Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.29%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,297
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,876
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,297
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,876
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05	(0.26%)
10 Years	rr_AverageAnnualReturnYear10	0.32%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Neuberger Berman Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.29%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,733
Annual Return 2014	rr_AnnualReturn2014	(2.84%)
Annual Return 2015	rr_AnnualReturn2015	(11.51%)
Annual Return 2016	rr_AnnualReturn2016	9.17%
Annual Return 2017	rr_AnnualReturn2017	41.62%
Annual Return 2018	rr_AnnualReturn2018	(17.32%)
Annual Return 2019	rr_AnnualReturn2019	18.98%
Annual Return 2020	rr_AnnualReturn2020	13.31%
Annual Return 2021	rr_AnnualReturn2021	(3.32%)
Annual Return 2022	rr_AnnualReturn2022	(23.86%)
Annual Return 2023	rr_AnnualReturn2023	4.68%
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	1.33%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.34%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	1.12%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Emerging Markets Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.00%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	1.03%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal.

The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Most economies in the Greater China region are generally considered emerging markets and carry the risks associated with emerging markets, as well as risks particular to the region. Events in any one country within the region may impact other countries in the region or the Greater China region as a whole. The economies, industries, and securities and currency markets of the Greater China region may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation, increasing competition from Asia’s low-cost emerging economies, environmental events and natural disasters that may occur in the Greater China region, and military conflicts either in response to social unrest or with other countries.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks.

AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Risks Of Investments In China Asharesthrough Stocks Connect Programs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investments in China A-shares through Stock Connect Programs. There are significant risks inherent in investing in China A-shares through “Connect Programs” of local stock exchanges in China, namely the Shanghai-Hong Kong Stock Connect Program (“Shanghai Connect Program”) and the Shenzhen-Hong Kong Stock Connect Program (“Shenzhen Connect Program”). The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. The Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in China A-shares through the Connect Programs and to enter into or exit trades on a timely basis. If either one or both markets involved in a particular Connect Program are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-shares in a timely manner under such Connect Program, which could adversely affect the Fund’s performance. Only certain China A-shares are eligible to be accessed through the Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Programs.

Further regulations or restrictions, such as limitations on redemptions or suspension of trading, which Chinese regulators have used in the past, may adversely impact the Connect Programs and may increase volatility. The future impact of this integration of Chinese and foreign markets is unclear and the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Other Investment Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

An ETF may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Risks Of Investing In Variable Interest Entities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Variable Interest Entities. For purposes of raising capital offshore on exchanges outside of the People’s Republic of China (PRC), including on U.S. exchanges, many PRC-based operating companies are structured as entities commonly-referred to as variable interest entities (“VIEs”). In a typical VIE structure, the onshore PRC-based operating company is the VIE and establishes an entity, which is typically offshore in a foreign jurisdiction, such as the Cayman Islands. The offshore entity enters into contractual arrangements with the VIE and lists on an exchange outside of the PRC and issues exchange-traded shares that are sold to the public, including the Fund. This structure enables PRC companies in which the PRC government restricts foreign ownership to raise capital from foreign investors. While the offshore entity has no legal equity ownership of the VIE, its contractual arrangements with the VIE permit the offshore entity to consolidate the VIE’s financial statements with its own for Financial Accounting Standards Board accounting purposes and provide for economic exposure to the performance of the underlying onshore PRC-based operating company. Therefore, an investor in the listed offshore entity, such as the Fund, will have exposure to the onshore PRC-based operating company only through its contractual arrangements with the VIE and has no legal ownership in the VIE. Furthermore, because the offshore entity only has specific rights provided for in these contractual arrangements with the VIE, its abilities to control the activities of the VIE are limited and the VIE may engage in activities that negatively impact the investment value. While the VIE structure has been widely adopted, it is not formally or legally recognized under PRC law and therefore there is a risk that the PRC government could restrict the effectiveness of such structures or negatively impact the VIE’s contractual arrangements with the listed offshore entity by making them invalid under PRC law. If the agreements are breached or if the agreements are otherwise determined not to be enforceable under PRC law, investors in the listed offshore entity, such as the Fund, may suffer significant losses with little or no recourse available. If the PRC government determines that the contractual agreements involving VIE structures do not comply with PRC laws and regulations, including those related to restrictions on foreign ownership, it could subject a VIE to numerous sanctions such as penalties, revocation of business and operating licenses, invalidate or terminate contractual arrangements and/or forfeiture or non-recognition of ownership interest.

In addition, PRC companies listed on U.S. exchanges, including ADRs and companies that rely on VIE structures, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting could significantly decrease the liquidity and value of the securities of these companies, decrease the ability of a Fund to invest in such securities and increase the cost of the Fund if it is required to seek alternative markets in which to invest in such securities.

Class A Shares (NEMAX), Class C Shares (NEMCX), Institutional Class Shares (NEMIX) | Fund Summaries | Warrants And Rights Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

A summary of the Fund’s additional principal investment risks is as follows:

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Equity Income Fund Class A Shares (NBHAX), Class C Shares (NBHCX), Institutional Class Shares (NBHIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return emphasizing both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in income-oriented equity securities that the Portfolio Managers believe will be able to grow their dividends over time. The Fund strives to deliver a total return similar to the Russell 1000® Value Index with lower volatility relative to the Russell 1000® Value Index. Additionally, the Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Russell 1000® Value Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to what the Portfolio Managers believe to be their net present values. The approach involves examining companies for the presence of potential catalysts that can lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize various measures of value in considering companies, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund may invest in real estate investment trusts (“REITs”) and other real estate companies, convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund defines a real estate company as one that derives at least 50% of its revenue or profits from real estate, or has at least 50% of its assets invested in real estate. The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund also uses derivatives, including futures contracts on individual securities and indices, and options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, in an effort to enhance returns.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic equity securities, it may also invest in equity securities of foreign companies, including those in emerging markets.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the Portfolio Managers believe the security has grown too large relative to the rest of the portfolio.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 11.84% Worst quarter: Q1 2020 -22.00% Year to Date performance as of: 9/30/2024 15.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Equity Income Fund
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Neuberger Berman Equity Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 680
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,827
1 Year	rr_AverageAnnualReturnYear01	(2.55%)
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Neuberger Berman Equity Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	579
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,159
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Neuberger Berman Equity Income Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[5]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906
Annual Return 2014	rr_AnnualReturn2014	11.91%
Annual Return 2015	rr_AnnualReturn2015	(3.14%)
Annual Return 2016	rr_AnnualReturn2016	15.26%
Annual Return 2017	rr_AnnualReturn2017	13.23%
Annual Return 2018	rr_AnnualReturn2018	(5.45%)
Annual Return 2019	rr_AnnualReturn2019	21.50%
Annual Return 2020	rr_AnnualReturn2020	2.94%
Annual Return 2021	rr_AnnualReturn2021	21.69%
Annual Return 2022	rr_AnnualReturn2022	(4.15%)
Annual Return 2023	rr_AnnualReturn2023	3.87%
1 Year	rr_AverageAnnualReturnYear01	3.87%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.53%	[6]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[6]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[6]
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | After Taxes on Distributions | Neuberger Berman Equity Income Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	7.01%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | After Taxes on Distributions and Sales | Neuberger Berman Equity Income Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Additional risks associated with certain types of derivatives are discussed below:

Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery. To the extent a Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Utility Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost of technological advances and the possible inability to implement them at opportune times. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Equity Income Fund Classes Shares [Member] | Neuberger Berman Equity Income Fund | Riskf Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Focus Fund Classes [Member] | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund Class A Shares (NFAAX), Class C Shares (NFACX), Institutional Class Shares (NFALX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks of U.S. and non-U.S. companies, including companies in emerging markets. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, a history of above-average returns, an established market niche, and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with investing in a smaller number of stocks.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund may invest in depositary receipts.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 23.07% Worst quarter: Q2 2022 -20.14% Year to Date performance as of: 9/30/2024 20.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.14%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Focus Fund
Focus Fund Classes [Member] | Fund Summaries | Neuberger Berman Focus Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 683
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	911
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,876
1 Year	rr_AverageAnnualReturnYear01	16.45%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Focus Fund Classes [Member] | Fund Summaries | Neuberger Berman Focus Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.87%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 290
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,262
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,031
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,262
1 Year	rr_AverageAnnualReturnYear01	21.55%
5 Years	rr_AverageAnnualReturnYear05	9.12%
10 Years	rr_AverageAnnualReturnYear10	6.64%
Focus Fund Classes [Member] | Fund Summaries | Neuberger Berman Focus Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[7]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.76%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2014	rr_AnnualReturn2014	10.70%
Annual Return 2015	rr_AnnualReturn2015	0.34%
Annual Return 2016	rr_AnnualReturn2016	7.24%
Annual Return 2017	rr_AnnualReturn2017	19.53%
Annual Return 2018	rr_AnnualReturn2018	(8.74%)
Annual Return 2019	rr_AnnualReturn2019	28.58%
Annual Return 2020	rr_AnnualReturn2020	24.65%
Annual Return 2021	rr_AnnualReturn2021	20.46%
Annual Return 2022	rr_AnnualReturn2022	(31.66%)
Annual Return 2023	rr_AnnualReturn2023	23.98%
1 Year	rr_AverageAnnualReturnYear01	23.98%
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Focus Fund Classes [Member] | Fund Summaries | After Taxes on Distributions | Neuberger Berman Focus Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.77%
5 Years	rr_AverageAnnualReturnYear05	8.38%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Focus Fund Classes [Member] | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Focus Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.35%
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Focus Fund Classes [Member] | Fund Summaries | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Focus Fund Classes [Member] | Fund Summaries | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Focus Fund Classes [Member] | Fund Summaries | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Focus Fund Classes [Member] | Fund Summaries | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Focus Fund Classes [Member] | Fund Summaries | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Focus Fund Classes [Member] | Fund Summaries | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Focus Fund Classes [Member] | Fund Summaries | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Focus Fund Classes [Member] | Fund Summaries | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Focus Fund Classes [Member] | Fund Summaries | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Focus Fund Classes [Member] | Fund Summaries | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Focus Fund Classes [Member] | Fund Summaries | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Focus Fund Classes [Member] | Fund Summaries | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Focus Fund Classes [Member] | Fund Summaries | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Focus Fund Classes [Member] | Fund Summaries | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Focus Fund Classes [Member] | Fund Summaries | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Focus Fund Classes [Member] | Fund Summaries | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Focus Fund Classes [Member] | Fund Summaries | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Focus Fund Classes [Member] | Fund Summaries | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Focus Fund Classes [Member] | Fund Summaries | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Focus Fund Classes [Member] | Fund Summaries | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Focus Fund Classes [Member] | Fund Summaries | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Focus Fund Classes [Member] | Fund Summaries | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Focus Fund Classes [Member] | Fund Summaries | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund Institutional Class Shares (NBGIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2000® Index at the time of initial purchase. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund may continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2000® Index.

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-cap stocks.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.90% Worst quarter: Q1 2020 -20.98% Year to Date performance as of: 9/30/2024 12.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Genesis Fund
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
Annual Return 2014	rr_AnnualReturn2014	(0.05%)
Annual Return 2015	rr_AnnualReturn2015	0.41%
Annual Return 2016	rr_AnnualReturn2016	18.35%
Annual Return 2017	rr_AnnualReturn2017	15.78%
Annual Return 2018	rr_AnnualReturn2018	(6.52%)
Annual Return 2019	rr_AnnualReturn2019	29.65%
Annual Return 2020	rr_AnnualReturn2020	25.06%
Annual Return 2021	rr_AnnualReturn2021	18.34%
Annual Return 2022	rr_AnnualReturn2022	(19.11%)
Annual Return 2023	rr_AnnualReturn2023	15.75%
1 Year	rr_AverageAnnualReturnYear01	15.75%
5 Years	rr_AverageAnnualReturnYear05	12.43%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%	[9]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[9]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[9]
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | After Taxes on Distributions | Neuberger Berman Genesis Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.90%
5 Years	rr_AverageAnnualReturnYear05	10.67%
10 Years	rr_AverageAnnualReturnYear10	6.63%
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | After Taxes on Distributions and Sales | Neuberger Berman Genesis Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	9.81%
10 Years	rr_AverageAnnualReturnYear10	6.58%
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Institutional Class Shares N B G I X [Member] | Neuberger Berman Genesis Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

International Equity Fund [Member] | Neuberger Berman International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund Class A Shares (NIQAX), Class C Shares (NIQCX), Institutional Class (NBIIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 21.35% Worst quarter: Q1 2020 -23.29% Year to Date performance as of: 9/30/2024 14.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Equity Fund
International Equity Fund [Member] | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.26%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 696
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	952
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,268
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,162
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	3.51%
International Equity Fund [Member] | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.19%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,123
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,123
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,479
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	3.35%
International Equity Fund [Member] | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.89%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,245
Annual Return 2014	rr_AnnualReturn2014	(1.91%)
Annual Return 2015	rr_AnnualReturn2015	2.13%
Annual Return 2016	rr_AnnualReturn2016	(1.05%)
Annual Return 2017	rr_AnnualReturn2017	27.16%
Annual Return 2018	rr_AnnualReturn2018	(16.43%)
Annual Return 2019	rr_AnnualReturn2019	27.86%
Annual Return 2020	rr_AnnualReturn2020	13.87%
Annual Return 2021	rr_AnnualReturn2021	13.61%
Annual Return 2022	rr_AnnualReturn2022	(21.97%)
Annual Return 2023	rr_AnnualReturn2023	14.28%
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	4.50%
International Equity Fund [Member] | Neuberger Berman International Equity Fund | After Taxes on Distributions | Neuberger Berman International Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05	6.74%
10 Years	rr_AverageAnnualReturnYear10	3.68%
International Equity Fund [Member] | Neuberger Berman International Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman International Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.91%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	3.53%
International Equity Fund [Member] | Neuberger Berman International Equity Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
International Equity Fund [Member] | Neuberger Berman International Equity Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
International Equity Fund [Member] | Neuberger Berman International Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
International Equity Fund [Member] | Neuberger Berman International Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
International Equity Fund [Member] | Neuberger Berman International Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

International Equity Fund [Member] | Neuberger Berman International Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

International Select Fund [Member] | Neuberger Berman International Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Select Fund Class A Shares (NBNAX), Class C Shares (NBNCX), Institutional Class Shares (NILIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in companies with a market capitalization greater than $2.5 billion at the time of purchase.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 20.85% Worst quarter: Q1 2020 -22.26% Year to Date performance as of: 9/30/2024 13.46%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Select Fund
International Select Fund [Member] | Neuberger Berman International Select Fund | Neuberger Berman International Select Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.16%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,048
1 Year	rr_AverageAnnualReturnYear01	7.70%
5 Years	rr_AverageAnnualReturnYear05	6.66%
10 Years	rr_AverageAnnualReturnYear10	3.57%
International Select Fund [Member] | Neuberger Berman International Select Fund | Neuberger Berman International Select Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.91%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,080
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,407
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,080
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,407
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	3.40%
International Select Fund [Member] | Neuberger Berman International Select Fund | Neuberger Berman International Select Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[12]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,132
Annual Return 2014	rr_AnnualReturn2014	(2.90%)
Annual Return 2015	rr_AnnualReturn2015	0.32%
Annual Return 2016	rr_AnnualReturn2016	(1.03%)
Annual Return 2017	rr_AnnualReturn2017	27.55%
Annual Return 2018	rr_AnnualReturn2018	(14.79%)
Annual Return 2019	rr_AnnualReturn2019	26.48%
Annual Return 2020	rr_AnnualReturn2020	15.41%
Annual Return 2021	rr_AnnualReturn2021	14.21%
Annual Return 2022	rr_AnnualReturn2022	(22.00%)
Annual Return 2023	rr_AnnualReturn2023	14.65%
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	4.56%
International Select Fund [Member] | Neuberger Berman International Select Fund | After Taxes on Distributions | Neuberger Berman International Select Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	7.11%
10 Years	rr_AverageAnnualReturnYear10	3.80%
International Select Fund [Member] | Neuberger Berman International Select Fund | After Taxes on Distributions and Sales | Neuberger Berman International Select Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	3.56%
International Select Fund [Member] | Neuberger Berman International Select Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
International Select Fund [Member] | Neuberger Berman International Select Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
International Select Fund [Member] | Neuberger Berman International Select Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
International Select Fund [Member] | Neuberger Berman International Select Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

International Select Fund [Member] | Neuberger Berman International Select Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

International Select Fund [Member] | Neuberger Berman International Select Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

International Select Fund [Member] | Neuberger Berman International Select Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

International Select Fund [Member] | Neuberger Berman International Select Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
International Select Fund [Member] | Neuberger Berman International Select Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

International Select Fund [Member] | Neuberger Berman International Select Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

International Select Fund [Member] | Neuberger Berman International Select Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

International Select Fund [Member] | Neuberger Berman International Select Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

International Select Fund [Member] | Neuberger Berman International Select Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

International Select Fund [Member] | Neuberger Berman International Select Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

International Select Fund [Member] | Neuberger Berman International Select Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

International Select Fund [Member] | Neuberger Berman International Select Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

International Select Fund [Member] | Neuberger Berman International Select Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

International Select Fund [Member] | Neuberger Berman International Select Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

International Select Fund [Member] | Neuberger Berman International Select Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

International Select Fund [Member] | Neuberger Berman International Select Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Small Cap Fund Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization of no more than $5 billion at the time of purchase.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Manager may emphasize certain sectors or industries that he believes offers a better risk/reward opportunity.

As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager follows a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of borrowings for investment purposes, in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 20.88% Worst quarter: Q1 2020 -23.18% Year to Date performance as of: 9/30/2024 13.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.18%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Small Cap Fund
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Neuberger Berman International Small Cap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.77%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	10.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.71%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.42%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 711
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	999
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,013
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 7,212
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Neuberger Berman International Small Cap Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	10.83%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.66%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.17%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	679
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,899
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,899
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 7,410
1 Year	rr_AverageAnnualReturnYear01	9.09%
5 Years	rr_AverageAnnualReturnYear05	7.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Neuberger Berman International Small Cap Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[14]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.65%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.65%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.59%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,789
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	36.94%
Annual Return 2018	rr_AnnualReturn2018	(20.81%)
Annual Return 2019	rr_AnnualReturn2019	29.25%
Annual Return 2020	rr_AnnualReturn2020	21.86%
Annual Return 2021	rr_AnnualReturn2021	16.32%
Annual Return 2022	rr_AnnualReturn2022	(26.31%)
Annual Return 2023	rr_AnnualReturn2023	11.39%
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | After Taxes on Distributions | Neuberger Berman International Small Cap Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.94%
5 Years	rr_AverageAnnualReturnYear05	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | After Taxes on Distributions and Sales | Neuberger Berman International Small Cap Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	6.72%
Since Inception	rr_AverageAnnualReturnSinceInception	5.80%
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | MSCI EAFE® Indexs (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%	[16]
5 Years	rr_AverageAnnualReturnYear05	8.16%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[16]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | MSCI EAFE® Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class A Shares (NIOAX), Class C Shares (NIOCX), Institutional Class Shares (NIOIX) | Neuberger Berman International Small Cap Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Intrinsic Value Fund Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small- and mid-capitalization companies, which it defines as those companies with a total market value between $50 million and $10 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has increased above or decreased below this range.

The Fund’s strategy consists of using a bottom-up, research driven approach to identify stocks of companies that are available at market prices below the Portfolio Managers’ estimate of their intrinsic value and that the Portfolio Managers believe have the potential for appreciation in value over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic value, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, certain investment opportunities tend to be mispriced due to market inefficiencies. For example, market inefficiencies may exist at times in the small capitalization segment of the market due to a lack of widely available research on these companies. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued, such as companies with the following characteristics:

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that the Portfolio Managers believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the Portfolio Managers’ estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock. The Portfolio Managers also integrate governance factors into the investment process. They seek to invest in companies that have effective and independent boards composed of diverse, and currently active, CEOs and other C-level executives. They look for companies where management and shareholder interests are aligned (often through high ownership of the company by management), with long-term incentive plans and CEO and management compensation and succession plans in place. The Portfolio Managers also seek out companies that have full transparency and disclosure, effective capital deployment strategies and value enhancing merger and acquisition policies. When appropriate, the Portfolio Managers may engage with portfolio companies on a variety of topics, including governance, strategy and financing in an effort to enhance shareholder value. The Portfolio Managers may also engage with portfolio companies on financially material environmental and social issues.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continue to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. This includes seeking to identify and engage with issuers where the Portfolio Managers believe an improvement in a financially material ESG factor may enhance shareholder value. Accordingly, this may result in the Fund making an investment in a company with one or more financially material ESG risks at the time of investments. While consideration of financially material ESG factors is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents and ESG factors may not be deemed financially material to other investments. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

As of May 7, 2010, the Fund became the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.

The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or other distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund prior to May 7, 2010.

For each class, the performance prior to May 7, 2010, is that of the Fund’s Predecessors.

Returns would have been lower/higher if the investment adviser to the Predecessors and/or the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 38.69% Worst quarter: Q1 2020 -30.69% Year to Date performance as of: 9/30/2024 4.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.69%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Intrinsic Value Fund
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Neuberger Berman Intrinsic Value Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,063
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	7.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Neuberger Berman Intrinsic Value Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	210
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	649
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,400
1 Year	rr_AverageAnnualReturnYear01	11.65%
5 Years	rr_AverageAnnualReturnYear05	11.55%
10 Years	rr_AverageAnnualReturnYear10	7.09%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Neuberger Berman Intrinsic Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[17]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2014	rr_AnnualReturn2014	5.37%
Annual Return 2015	rr_AnnualReturn2015	(1.90%)
Annual Return 2016	rr_AnnualReturn2016	12.14%
Annual Return 2017	rr_AnnualReturn2017	16.72%
Annual Return 2018	rr_AnnualReturn2018	(10.27%)
Annual Return 2019	rr_AnnualReturn2019	24.89%
Annual Return 2020	rr_AnnualReturn2020	27.14%
Annual Return 2021	rr_AnnualReturn2021	26.47%
Annual Return 2022	rr_AnnualReturn2022	(20.14%)
Annual Return 2023	rr_AnnualReturn2023	13.89%
1 Year	rr_AverageAnnualReturnYear01	13.89%
5 Years	rr_AverageAnnualReturnYear05	12.80%
10 Years	rr_AverageAnnualReturnYear10	8.29%
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%	[18]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[18]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[18]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Russell 2000® Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 08, 1997
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Intrinsic Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.82%
5 Years	rr_AverageAnnualReturnYear05	12.00%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Intrinsic Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.27%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class A Shares (NINAX), Class C Shares (NINCX), Institutional Class Shares (NINLX) | Neuberger Berman Intrinsic Value Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Growth Fund Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 25.23% Worst quarter: Q4 2018 -16.82% Year to Date performance as of: 9/30/2024 19.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Growth Fund
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[19]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	881
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,751
1 Year	rr_AverageAnnualReturnYear01	27.89%
5 Years	rr_AverageAnnualReturnYear05	17.59%
10 Years	rr_AverageAnnualReturnYear10	11.43%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[19]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,084
1 Year	rr_AverageAnnualReturnYear01	33.70%
5 Years	rr_AverageAnnualReturnYear05	18.12%
10 Years	rr_AverageAnnualReturnYear10	11.26%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[19]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.62%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2014	rr_AnnualReturn2014	9.44%
Annual Return 2015	rr_AnnualReturn2015	(4.60%)
Annual Return 2016	rr_AnnualReturn2016	9.47%
Annual Return 2017	rr_AnnualReturn2017	25.42%
Annual Return 2018	rr_AnnualReturn2018	(6.80%)
Annual Return 2019	rr_AnnualReturn2019	36.85%
Annual Return 2020	rr_AnnualReturn2020	34.81%
Annual Return 2021	rr_AnnualReturn2021	27.81%
Annual Return 2022	rr_AnnualReturn2022	(24.25%)
Annual Return 2023	rr_AnnualReturn2023	36.19%
1 Year	rr_AverageAnnualReturnYear01	36.19%
5 Years	rr_AverageAnnualReturnYear05	19.46%
10 Years	rr_AverageAnnualReturnYear10	12.51%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | S&P 500® Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%	[20]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[20]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[20]
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Large Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.76%
5 Years	rr_AverageAnnualReturnYear05	17.27%
10 Years	rr_AverageAnnualReturnYear10	10.01%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.41%
5 Years	rr_AverageAnnualReturnYear05	15.31%
10 Years	rr_AverageAnnualReturnYear10	9.39%
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NGDAX), Class C Shares (NGDCX), Institutional Class Shares (NGDLX) | Neuberger Berman Large Cap Growth Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Value Index at the time of purchase.

The Portfolio Managers look for what they believe to be well-managed companies whose stock prices are undervalued. The Portfolio Managers seek to identify companies with catalysts that they believe have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Managers may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historical valuations.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive. In an effort to achieve its goal, the Fund may have elevated portfolio turnover.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.66% Worst quarter: Q1 2020 -26.81% Year to Date performance as of: 9/30/2024 16.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.81%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Value Fund
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 669
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	869
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,086
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,707
1 Year	rr_AverageAnnualReturnYear01	(7.60%)
5 Years	rr_AverageAnnualReturnYear05	10.45%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,030
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	542
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	933
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,030
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	8.44%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[21]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2014	rr_AnnualReturn2014	11.20%
Annual Return 2015	rr_AnnualReturn2015	(12.15%)
Annual Return 2016	rr_AnnualReturn2016	28.48%
Annual Return 2017	rr_AnnualReturn2017	13.56%
Annual Return 2018	rr_AnnualReturn2018	(0.80%)
Annual Return 2019	rr_AnnualReturn2019	24.15%
Annual Return 2020	rr_AnnualReturn2020	14.67%
Annual Return 2021	rr_AnnualReturn2021	28.31%
Annual Return 2022	rr_AnnualReturn2022	(1.06%)
Annual Return 2023	rr_AnnualReturn2023	(1.61%)
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	12.20%
10 Years	rr_AverageAnnualReturnYear10	9.66%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.53%	[22]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[22]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[22]
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions | Neuberger Berman Large Cap Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	11.37%
10 Years	rr_AverageAnnualReturnYear10	7.86%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
5 Years	rr_AverageAnnualReturnYear05	9.66%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NPNAX), Class C Shares (NPNCX), Institutional Class Shares (NBPIX) | Neuberger Berman Large Cap Value Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.41% Worst quarter: Q2 2022 -20.73% Year to Date performance as of: 9/30/2024 17.84%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 677
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,795
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	10.53%
10 Years	rr_AverageAnnualReturnYear10	8.21%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	569
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	980
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,127
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,127
1 Year	rr_AverageAnnualReturnYear01	16.05%
5 Years	rr_AverageAnnualReturnYear05	11.01%
10 Years	rr_AverageAnnualReturnYear10	8.05%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[23]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Annual Return 2014	rr_AnnualReturn2014	7.98%
Annual Return 2015	rr_AnnualReturn2015	1.54%
Annual Return 2016	rr_AnnualReturn2016	5.00%
Annual Return 2017	rr_AnnualReturn2017	25.47%
Annual Return 2018	rr_AnnualReturn2018	(5.78%)
Annual Return 2019	rr_AnnualReturn2019	33.80%
Annual Return 2020	rr_AnnualReturn2020	39.71%
Annual Return 2021	rr_AnnualReturn2021	12.89%
Annual Return 2022	rr_AnnualReturn2022	(28.65%)
Annual Return 2023	rr_AnnualReturn2023	18.41%
1 Year	rr_AverageAnnualReturnYear01	18.41%
5 Years	rr_AverageAnnualReturnYear05	12.26%
10 Years	rr_AverageAnnualReturnYear10	9.27%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%	[24]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[24]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[24]
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.54%
5 Years	rr_AverageAnnualReturnYear05	10.29%
10 Years	rr_AverageAnnualReturnYear10	7.13%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05	9.79%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class A Shares (NMGAX), Class C Shares (NMGCX), Institutional Class Shares (NBMLX) | Neuberger Berman Mid Cap Growth Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.64% Worst quarter: Q1 2020 -40.56% Year to Date performance as of: 9/30/2024 8.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.56%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Intrinsic Value Fund
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,407
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,178
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,178
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,713
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	7.33%
10 Years	rr_AverageAnnualReturnYear10	5.23%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[25]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.66%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,493
Annual Return 2014	rr_AnnualReturn2014	13.29%
Annual Return 2015	rr_AnnualReturn2015	(7.84%)
Annual Return 2016	rr_AnnualReturn2016	18.41%
Annual Return 2017	rr_AnnualReturn2017	16.93%
Annual Return 2018	rr_AnnualReturn2018	(14.51%)
Annual Return 2019	rr_AnnualReturn2019	17.57%
Annual Return 2020	rr_AnnualReturn2020	(3.91%)
Annual Return 2021	rr_AnnualReturn2021	32.66%
Annual Return 2022	rr_AnnualReturn2022	(9.61%)
Annual Return 2023	rr_AnnualReturn2023	11.16%
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	8.53%
10 Years	rr_AverageAnnualReturnYear10	6.41%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%	[27]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[27]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[27]
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	8.26%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Intrinsic Value Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	6.71%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NBRAX), Class C Shares (NBRCX), Institutional Class Shares (NBRTX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Multi-Cap Opportunities Fund Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

Portfolio construction is an important component of the investment process and primarily consists of three distinct investment categories: Special Situations, Opportunistic, and Classic. Special Situations have unique attributes (e.g., restructurings, spin-offs, post-bankruptcy equities) that require specific methodologies and customized investment research. Opportunistic investments are companies that have become inexpensive for a tangible reason that the Portfolio Manager believes is temporary. Classic investments are those companies with long histories of shareholder-friendly policies, high-quality management teams and consistent operating performance.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies that he believes have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors.

As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a dynamic price target, when other opportunities appear more attractive, or when the Portfolio Manager’s research indicates deteriorating fundamentals.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 18.74% Worst quarter: Q1 2020 -24.94% Year to Date performance as of: 9/30/2024 21.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Multi-Cap Opportunities Fund
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Neuberger Berman Multi-Cap Opportunities Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[28]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,999
1 Year	rr_AverageAnnualReturnYear01	11.16%
5 Years	rr_AverageAnnualReturnYear05	10.65%
10 Years	rr_AverageAnnualReturnYear10	8.82%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Neuberger Berman Multi-Cap Opportunities Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[28]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	627
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,327
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	627
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,327
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.68%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Neuberger Berman Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[28]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2014	rr_AnnualReturn2014	6.73%
Annual Return 2015	rr_AnnualReturn2015	(0.64%)
Annual Return 2016	rr_AnnualReturn2016	13.23%
Annual Return 2017	rr_AnnualReturn2017	24.82%
Annual Return 2018	rr_AnnualReturn2018	(4.60%)
Annual Return 2019	rr_AnnualReturn2019	28.07%
Annual Return 2020	rr_AnnualReturn2020	12.66%
Annual Return 2021	rr_AnnualReturn2021	26.68%
Annual Return 2022	rr_AnnualReturn2022	(17.13%)
Annual Return 2023	rr_AnnualReturn2023	18.41%
1 Year	rr_AverageAnnualReturnYear01	18.41%
5 Years	rr_AverageAnnualReturnYear05	12.39%
10 Years	rr_AverageAnnualReturnYear10	9.88%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | After Taxes on Distributions | Neuberger Berman Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.11%
5 Years	rr_AverageAnnualReturnYear05	6.77%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | After Taxes on Distributions and Sales | Neuberger Berman Multi-Cap Opportunities Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	9.35%
10 Years	rr_AverageAnnualReturnYear10	7.55%
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NMUAX), Class C Shares (NMUCX), Institutional Class Shares (NMULX) | Neuberger Berman Multi-Cap Opportunities Fund | Special Situations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Situations Risk. Companies that are considered “special situations” include, among others: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from, or restructuring as a result of, bankruptcy; companies making initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value.

Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally intend to continue holding securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care.

Some of the REITs and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.
Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2023 18.79% Worst quarter: Q1 2020 -17.57% Year to Date performance as of: 9/30/2024 14.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.57%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Real Estate Fund
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[29]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.21%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	937
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,109
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[29]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.96%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,443
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,101
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,443
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Years	rr_AverageAnnualReturnYear05	7.43%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[29]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%	[30]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	513
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,208
Annual Return 2014	rr_AnnualReturn2014	24.16%
Annual Return 2015	rr_AnnualReturn2015	3.31%
Annual Return 2016	rr_AnnualReturn2016	4.26%
Annual Return 2017	rr_AnnualReturn2017	11.93%
Annual Return 2018	rr_AnnualReturn2018	(5.09%)
Annual Return 2019	rr_AnnualReturn2019	32.03%
Annual Return 2020	rr_AnnualReturn2020	(1.21%)
Annual Return 2021	rr_AnnualReturn2021	41.97%
Annual Return 2022	rr_AnnualReturn2022	(27.02%)
Annual Return 2023	rr_AnnualReturn2023	12.02%
1 Year	rr_AverageAnnualReturnYear01	12.02%
5 Years	rr_AverageAnnualReturnYear05	8.65%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%	[31]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[31]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[31]
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions | Neuberger Berman Real Estate Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.88%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions and Sales | Neuberger Berman Real Estate Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock and real estate markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses, which can be impacted by legislative or regulatory changes, adverse market conditions and/or increased competition.

Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector or sub-sector may all react in the same way to economic, political or regulatory events.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Lower Rated Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Class A Shares (NREAX), Class C Shares (NRECX), Institutional Class Shares (NBRIX) | Neuberger Berman Real Estate Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.

The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.43% Worst quarter: Q1 2020 -20.56% Year to Date performance as of: 9/30/2024 27.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.56%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Small Cap Growth Fund
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[32]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,227
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	9.26%
10 Years	rr_AverageAnnualReturnYear10	8.14%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[32]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,528
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,528
1 Year	rr_AverageAnnualReturnYear01	7.91%
5 Years	rr_AverageAnnualReturnYear05	9.74%
10 Years	rr_AverageAnnualReturnYear10	7.97%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[32]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,312
Annual Return 2014	rr_AnnualReturn2014	4.21%
Annual Return 2015	rr_AnnualReturn2015	(5.34%)
Annual Return 2016	rr_AnnualReturn2016	6.53%
Annual Return 2017	rr_AnnualReturn2017	28.48%
Annual Return 2018	rr_AnnualReturn2018	5.88%
Annual Return 2019	rr_AnnualReturn2019	34.90%
Annual Return 2020	rr_AnnualReturn2020	43.20%
Annual Return 2021	rr_AnnualReturn2021	4.54%
Annual Return 2022	rr_AnnualReturn2022	(24.35%)
Annual Return 2023	rr_AnnualReturn2023	10.13%
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	10.97%
10 Years	rr_AverageAnnualReturnYear10	9.17%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%	[34]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[34]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[34]
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Small Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.13%
5 Years	rr_AverageAnnualReturnYear05	9.38%
10 Years	rr_AverageAnnualReturnYear10	7.44%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Small Cap Growth Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.00%
5 Years	rr_AverageAnnualReturnYear05	8.34%
10 Years	rr_AverageAnnualReturnYear10	6.82%
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NSNAX), Class C Shares (NSNCX), Institutional Class Shares (NBSMX) | Neuberger Berman Small Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Sustainable Equity Fund Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.

As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.

Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund’s ESG criteria.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 19.31% Worst quarter: Q1 2020 -21.49% Year to Date performance as of: 9/30/2024 21.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.49%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[35]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,806
1 Year	rr_AverageAnnualReturnYear01	19.25%
5 Years	rr_AverageAnnualReturnYear05	12.30%
10 Years	rr_AverageAnnualReturnYear10	9.12%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[35]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	573
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
1 Year	rr_AverageAnnualReturnYear01	24.59%
5 Years	rr_AverageAnnualReturnYear05	12.80%
10 Years	rr_AverageAnnualReturnYear10	8.96%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[35]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2014	rr_AnnualReturn2014	10.70%
Annual Return 2015	rr_AnnualReturn2015	(0.24%)
Annual Return 2016	rr_AnnualReturn2016	10.31%
Annual Return 2017	rr_AnnualReturn2017	18.76%
Annual Return 2018	rr_AnnualReturn2018	(5.63%)
Annual Return 2019	rr_AnnualReturn2019	26.09%
Annual Return 2020	rr_AnnualReturn2020	19.61%
Annual Return 2021	rr_AnnualReturn2021	23.64%
Annual Return 2022	rr_AnnualReturn2022	(18.46%)
Annual Return 2023	rr_AnnualReturn2023	26.99%
1 Year	rr_AverageAnnualReturnYear01	26.99%
5 Years	rr_AverageAnnualReturnYear05	14.06%
10 Years	rr_AverageAnnualReturnYear10	10.18%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions | Neuberger Berman Sustainable Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.23%
5 Years	rr_AverageAnnualReturnYear05	11.73%
10 Years	rr_AverageAnnualReturnYear10	8.10%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman Sustainable Equity Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.89%
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	7.83%
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class A Shares (NRAAX), Class C Shares (NRACX), Institutional Class Shares (NBSLX) | Neuberger Berman Sustainable Equity Fund | Sustainable Investing Criteria Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman U.S. Equity Impact Fund Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return by investing in companies whose products and services have the potential to deliver positive social and environmental outcomes.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 235 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	assuming redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in a concentrated portfolio consisting primarily of U.S. companies whose products and services the Portfolio Managers believe have the potential to deliver positive social and environmental outcomes (“Impact”). The Fund considers securities of U.S. companies to be those that (1) are traded principally on a stock exchange or over-the-counter in the United States, (2) are organized under the laws of and/or have a principal office in the United States, or (3) derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in the United States. Companies are selected using a fundamental, bottom-up research approach and proprietary in-depth Impact analysis using quantitative ratios and qualitative scoring frameworks. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

The Portfolio Managers focus on both social and environmental Impact themes while also integrating governance factors into the investment process. Social themes include a company’s ability to deliver sustainable growth and fair employment, increase positive health and safety outcomes, and promote gender and racial equality. Environmental themes include the ability to combat climate change, enable energy transitions, and conserve the natural environment.

Portfolio construction is an important component of the investment process and primarily consists of three distinct investment categories: Special Situations, Opportunistic, and Impact Leaders. Special Situations have certain attributes that the Portfolio Managers believe may influence Impact outcomes (e.g., initial public offerings, spin-offs, private investments, changes in capital structure, mergers and acquisitions) and require specific methodologies and customized investment research. Opportunistic investments are companies that the Portfolio Managers believe are temporarily underappreciated by the broader market, given their long- term business and/or Impact potential. Impact Leaders are those companies with a track record of significant Impact, shareholder-oriented management, superior competitive positioning, or that are industry leaders in environmental, social and governance (“ESG”) issues.

The Portfolio Managers utilize an integrated approach focused on rigorous Impact analysis, consideration of ESG factors, and assessment of company financials. The Managers perform both quantitative and qualitative analysis in an effort to identify companies that they believe have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of the Portfolio Managers’ evaluation of their financial condition, industry position, market opportunities, Impact metrics, ESG factors, senior management teams and any special situations as well as any relevant economic, political and regulatory factors. Environmental and social outcomes will be evaluated on an absolute basis, with the goal of achieving a specific and identifiable positive threshold. Additionally, the contribution of companies to a specific environmental or social outcome will be compared against other companies, which also contribute to that same environmental or social outcome. These factors will be considered both individually and collectively, as part of the Portfolio Managers’ analysis.

The Portfolio Managers will invest in accordance with the Fund’s Sustainable Exclusion Policy. The policy describes businesses, which may be deemed controversial, and are therefore excluded from investment consideration. Please see the Statement of Additional Information for a detailed description of the Fund’s Sustainable Exclusion Policy.

The Portfolio Managers employ disciplined valuation criteria and dynamic price limits to determine when to buy or sell a security.

The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors. The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a dynamic price target, when other opportunities appear more attractive, when Impact metrics deteriorate, or when the Portfolio Managers’ research indicates declining fundamentals.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Fund will not change its strategy of normally investing at least 80% of its net assets in U.S. equity securities, without providing investors at least 60 days’ written notice. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	Principal Investment RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Institutional Class.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2022 12.53% Worst quarter: Q2 2022 -17.20% Year to Date performance as of: 9/30/2024 24.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	24.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 30, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.20%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Institutional Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	US Equity Impact Fund
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Neuberger Berman U.S. Equity Impact Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[36]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.49%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.27%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 697
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,806
1 Year	rr_AverageAnnualReturnYear01	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Neuberger Berman U.S. Equity Impact Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[36]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.63%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.57%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 305
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,640
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,193
1 Year	rr_AverageAnnualReturnYear01	12.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Neuberger Berman U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[36]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.15%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.91%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,944
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	none
Annual Return 2018	rr_AnnualReturn2018	none
Annual Return 2019	rr_AnnualReturn2019	none
Annual Return 2020	rr_AnnualReturn2020	none
Annual Return 2021	rr_AnnualReturn2021	none
Annual Return 2022	rr_AnnualReturn2022	(17.71%)
Annual Return 2023	rr_AnnualReturn2023	15.03%
1 Year	rr_AverageAnnualReturnYear01	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | After Taxes on Distributions | Neuberger Berman U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.94%
Since Inception	rr_AverageAnnualReturnSinceInception	1.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | After Taxes on Distributions and Sales | Neuberger Berman U.S. Equity Impact Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.96%
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 23, 2021
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Special Situations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Situations Risk. Companies that are considered “special situations” include, among others: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from, or restructuring as a result of, bankruptcy; companies making initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value.

Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Class A Shares (NEQAX), Class C Shares (NEQCX), Institutional Class Shares (NEQIX) | Neuberger Berman U.S. Equity Impact Fund | Impact And E S G Criteria Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Impact and ESG Criteria Risk. The Fund’s application of Impact and ESG criteria, including its adherence to the Fund’s Sustainable Exclusion Policy could cause it to sell or avoid some stocks or instruments that could have performed well or enhanced the Fund’s risk profile. As with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, help reduce risk in the portfolio, and it may differ from the beliefs of particular investors on what constitutes positive or negative ESG criteria. The Fund may underperform funds that do not follow Impact and ESG criteria and there is no guarantee that the Fund will generate a positive ESG and/or social impact. The Fund’s Impact and ESG criteria may also affect the Fund’s exposure to certain issuers, sectors or industries, and may impact the Fund’s investment performance depending on whether such issuers, sectors or industries are in or out of favor in the market.

In addition, there is a risk that the companies identified by the Impact and ESG criteria do not operate as expected when addressing Impact and ESG issues. The Portfolio Manager’s judgment as to the potential social or environmental impact of a project is based partially on information from external sources which may change or may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance.

Class R6 Shares (NRDGX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Dividend Growth Fund Class R6 Shares (NRDGX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities that pay dividends. The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies, including companies in emerging markets. The Fund mainly invests in common stocks but may invest up to 10% of its net assets in master limited partnerships (“MLPs”) and up to 10% of its net assets in convertible securities. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Portfolio Managers use bottom-up, fundamental security analysis to identify companies that they believe have sustainable and growing dividends, and ideally seek to buy them when they appear temporarily out-of-favor or undervalued by the market. The price of the company’s securities in relation to its cash flow, earnings, dividends, book value and asset value, both historical and prospective, are key determinants in the security selection process. Emphasis is also placed on identifying companies undergoing changes that the Portfolio Managers believe will enhance shareholder value in the future, including changes in operations, management, capital allocation, strategies and product offerings.

The Fund may also invest in real estate investment trusts (“REITs”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the Portfolio Managers believe the holding has grown too large relative to the rest of the portfolio.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities that pay dividends, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 22.46% Worst quarter: Q1 2020 -23.21% Year to Date performance as of: 9/30/2024 14.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Dividend Growth Fund
Class R6 Shares (NRDGX) | Fund Summaries | Neuberger Berman Dividend Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.08%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[38]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,179
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	18.93%
Annual Return 2017	rr_AnnualReturn2017	17.70%
Annual Return 2018	rr_AnnualReturn2018	(12.18%)
Annual Return 2019	rr_AnnualReturn2019	29.12%
Annual Return 2020	rr_AnnualReturn2020	19.19%
Annual Return 2021	rr_AnnualReturn2021	24.51%
Annual Return 2022	rr_AnnualReturn2022	(12.42%)
Annual Return 2023	rr_AnnualReturn2023	18.03%
1 Year	rr_AverageAnnualReturnYear01	18.03%
5 Years	rr_AverageAnnualReturnYear05	14.65%
Since Inception	rr_AverageAnnualReturnSinceInception	11.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class R6 Shares (NRDGX) | Fund Summaries | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class R6 Shares (NRDGX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Dividend Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.24%
5 Years	rr_AverageAnnualReturnYear05	13.91%
Since Inception	rr_AverageAnnualReturnSinceInception	10.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class R6 Shares (NRDGX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Dividend Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.24%
5 Years	rr_AverageAnnualReturnYear05	11.73%
Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2015
Class R6 Shares (NRDGX) | Fund Summaries | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRDGX) | Fund Summaries | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRDGX) | Fund Summaries | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRDGX) | Fund Summaries | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class R6 Shares (NRDGX) | Fund Summaries | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NRDGX) | Fund Summaries | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class R6 Shares (NRDGX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NRDGX) | Fund Summaries | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NRDGX) | Fund Summaries | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

Class R6 Shares (NRDGX) | Fund Summaries | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRDGX) | Fund Summaries | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRDGX) | Fund Summaries | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRDGX) | Fund Summaries | Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Master Limited Partnership Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies, and may be difficult to value. Distributions from an MLP may consist in part of a return of the amount originally invested, which would not be taxable to the extent the distributions do not exceed the investor’s adjusted basis in its MLP interest. These reductions in the Fund’s adjusted tax basis in the MLP securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities.

Effective for taxable years beginning after December 31, 2017 and before January 1, 2026, the Internal Revenue Code of 1986, as amended (the “Code”), generally allows individuals and certain other non-corporate entities, such as partnerships, a deduction for 20% of “qualified publicly traded partnership income” such as income from MLPs. However, the Code does not include any provision for a regulated investment company to pass the character of its qualified publicly traded partnership income through to its shareholders. As a result, although the Treasury Department has announced that it is considering adopting regulations to provide a pass-through, an investor who invests directly in MLPs will be able to receive the benefit of that deduction, while a shareholder in the Fund currently will not.

Class R6 Shares (NRDGX) | Fund Summaries | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRDGX) | Fund Summaries | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRDGX) | Fund Summaries | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRDGX) | Fund Summaries | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRDGX) | Fund Summaries | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRDGX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRDGX) | Fund Summaries | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRDGX) | Fund Summaries | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRDGX) | Fund Summaries | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R6 Shares (NREMX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Equity Fund Class R6 Shares (NREMX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and/or have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on businesses with a history of high returns while factoring in economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to his view of long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; and/or strong financial characteristics, corporate governance practices, and management track record.

The Fund seeks to reduce risk by diversifying among many industries. At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and China A-shares using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program, the Shenzhen-Hong Kong Stock Connect Program or other similar programs. The Fund may invest in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Portfolio Manager follows a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 18.05% Worst quarter: Q1 2020 -23.70% Year to Date performance as of: 9/30/2024 19.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.70%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Emerging Markets Equity Fund
Class R6 Shares (NREMX) | Fund Summaries | Neuberger Berman Emerging Markets Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.04%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.19%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	689
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,571
Annual Return 2014	rr_AnnualReturn2014	(2.77%)
Annual Return 2015	rr_AnnualReturn2015	(11.49%)
Annual Return 2016	rr_AnnualReturn2016	9.32%
Annual Return 2017	rr_AnnualReturn2017	41.69%
Annual Return 2018	rr_AnnualReturn2018	(17.25%)
Annual Return 2019	rr_AnnualReturn2019	19.06%
Annual Return 2020	rr_AnnualReturn2020	13.45%
Annual Return 2021	rr_AnnualReturn2021	(3.19%)
Annual Return 2022	rr_AnnualReturn2022	(23.77%)
Annual Return 2023	rr_AnnualReturn2023	4.80%
1 Year	rr_AverageAnnualReturnYear01	4.80%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	1.43%
Class R6 Shares (NREMX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Emerging Markets Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	1.18%
Class R6 Shares (NREMX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Emerging Markets Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.09%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Class R6 Shares (NREMX) | Fund Summaries | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Class R6 Shares (NREMX) | Fund Summaries | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NREMX) | Fund Summaries | Risks Not Insured [Member]
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Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NREMX) | Fund Summaries | All Risk [Member]
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Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NREMX) | Fund Summaries | Convertible Securities Risk [Member]
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Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class R6 Shares (NREMX) | Fund Summaries | Currency Risk [Member]
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Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NREMX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
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Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Most economies in the Greater China region are generally considered emerging markets and carry the risks associated with emerging markets, as well as risks particular to the region. Events in any one country within the region may impact other countries in the region or the Greater China region as a whole. The economies, industries, and securities and currency markets of the Greater China region may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation, increasing competition from Asia’s low-cost emerging economies, environmental events and natural disasters that may occur in the Greater China region, and military conflicts either in response to social unrest or with other countries.

Class R6 Shares (NREMX) | Fund Summaries | Growth Stock Risk [Member]
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Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NREMX) | Fund Summaries | Issuer Specific Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NREMX) | Fund Summaries | Market Capitalization Risk [Member]
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Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NREMX) | Fund Summaries | Market Volatility Risk [Member]
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Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NREMX) | Fund Summaries | Recent Market Conditions [Member]
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Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NREMX) | Fund Summaries | Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NREMX) | Fund Summaries | Sector Risk [Member]
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Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NREMX) | Fund Summaries | Value Stock Risk [Member]
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Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

Class R6 Shares (NREMX) | Fund Summaries | Risk Of Increase In Expenses [Member]
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Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NREMX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
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Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NREMX) | Fund Summaries | Risk Management [Member]
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Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NREMX) | Fund Summaries | Valuation Risk [Member]
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Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NREMX) | Fund Summaries | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Class R6 Shares (NREMX) | Fund Summaries | Liquidity Risk [Member]
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Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 Shares (NREMX) | Fund Summaries | Other Investment Company Risk [Member]
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

An ETF may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class R6 Shares (NREMX) | Fund Summaries | Preferred Securities Risk [Member]
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Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class R6 Shares (NREMX) | Fund Summaries | Private Companies And Pre I P O Investments Risk [Member]
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Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class R6 Shares (NREMX) | Fund Summaries | Private Placements And Other Restricted Securities Risk [Member]
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Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R6 Shares (NREMX) | Fund Summaries | R E I Ts And Other Real Estate Companies Risk [Member]
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REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R6 Shares (NREMX) | Fund Summaries | Securities Lending Risk [Member]
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Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R6 Shares (NREMX) | Fund Summaries | Risks Of Investing In Variable Interest Entities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Variable Interest Entities. For purposes of raising capital offshore on exchanges outside of the People’s Republic of China (PRC), including on U.S. exchanges, many PRC-based operating companies are structured as entities commonly-referred to as variable interest entities (“VIEs”). In a typical VIE structure, the onshore PRC-based operating company is the VIE and establishes an entity, which is typically offshore in a foreign jurisdiction, such as the Cayman Islands. The offshore entity enters into contractual arrangements with the VIE and lists on an exchange outside of the PRC and issues exchange-traded shares that are sold to the public, including the Fund. This structure enables PRC companies in which the PRC government restricts foreign ownership to raise capital from foreign investors. While the offshore entity has no legal equity ownership of the VIE, its contractual arrangements with the VIE permit the offshore entity to consolidate the VIE’s financial statements with its own for Financial Accounting Standards Board accounting purposes and provide for economic exposure to the performance of the underlying onshore PRC-based operating company. Therefore, an investor in the listed offshore entity, such as the Fund, will have exposure to the onshore PRC-based operating company only through its contractual arrangements with the VIE and has no legal ownership in the VIE. Furthermore, because the offshore entity only has specific rights provided for in these contractual arrangements with the VIE, its abilities to control the activities of the VIE are limited and the VIE may engage in activities that negatively impact the investment value. While the VIE structure has been widely adopted, it is not formally or legally recognized under PRC law and therefore there is a risk that the PRC government could restrict the effectiveness of such structures or negatively impact the VIE’s contractual arrangements with the listed offshore entity by making them invalid under PRC law. If the agreements are breached or if the agreements are otherwise determined not to be enforceable under PRC law, investors in the listed offshore entity, such as the Fund, may suffer significant losses with little or no recourse available. If the PRC government determines that the contractual agreements involving VIE structures do not comply with PRC laws and regulations, including those related to restrictions on foreign ownership, it could subject a VIE to numerous sanctions such as penalties, revocation of business and operating licenses, invalidate or terminate contractual arrangements and/or forfeiture or non-recognition of ownership interest.

In addition, PRC companies listed on U.S. exchanges, including ADRs and companies that rely on VIE structures, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting could significantly decrease the liquidity and value of the securities of these companies, decrease the ability of a Fund to invest in such securities and increase the cost of the Fund if it is required to seek alternative markets in which to invest in such securities.

Class R6 Shares (NREMX) | Fund Summaries | Warrants And Rights Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NREMX) | Fund Summaries | Risks Of Investments In China A Shares Through Stock Connect Programs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investments in China A-shares through Stock Connect Programs. There are significant risks inherent in investing in China A-shares through “Connect Programs” of local stock exchanges in China, namely the Shanghai-Hong Kong Stock Connect Program (“Shanghai Connect Program”) and the Shenzhen-Hong Kong Stock Connect Program (“Shenzhen Connect Program”).

The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. The Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in China A-shares through the Connect Programs and to enter into or exit trades on a timely basis. If either one or both markets involved in a particular Connect Program are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-shares in a timely manner under such Connect Program, which could adversely affect the Fund’s performance. Only certain China A-shares are eligible to be accessed through the Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Programs.

Further regulations or restrictions, such as limitations on redemptions or suspension of trading, which Chinese regulators have used in the past, may adversely impact the Connect Programs and may increase volatility. The future impact of this integration of Chinese and foreign markets is unclear and the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund Class R6 Shares (NRGSX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2000® Index at the time of initial purchase. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund may continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2000® Index.

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-cap stocks.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.90% Worst quarter: Q1 2020 -20.95% Year to Date performance as of: 9/30/2024 12.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.95%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Genesis Fund
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.47%
Annual Return 2016	rr_AnnualReturn2016	18.44%
Annual Return 2017	rr_AnnualReturn2017	15.88%
Annual Return 2018	rr_AnnualReturn2018	(6.42%)
Annual Return 2019	rr_AnnualReturn2019	29.76%
Annual Return 2020	rr_AnnualReturn2020	25.17%
Annual Return 2021	rr_AnnualReturn2021	18.46%
Annual Return 2022	rr_AnnualReturn2022	(19.05%)
Annual Return 2023	rr_AnnualReturn2023	15.89%
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	12.54%
10 Years	rr_AverageAnnualReturnYear10	8.82%
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[40]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[40]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[40]
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Russell 2000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | After Taxes on Distributions | Neuberger Berman Genesis Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.00%
5 Years	rr_AverageAnnualReturnYear05	10.76%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | After Taxes on Distributions and Sales | Neuberger Berman Genesis Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.02%
5 Years	rr_AverageAnnualReturnYear05	9.89%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NRGSX) | Neuberger Berman Genesis Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund Class R6 Shares (NRIQX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 21.42% Worst quarter: Q1 2020 -23.27% Year to Date performance as of: 9/30/2024 14.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.27%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Equity Fund
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.86%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%	[41]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	481
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,138
Annual Return 2014	rr_AnnualReturn2014	(1.82%)
Annual Return 2015	rr_AnnualReturn2015	2.10%
Annual Return 2016	rr_AnnualReturn2016	(0.97%)
Annual Return 2017	rr_AnnualReturn2017	27.23%
Annual Return 2018	rr_AnnualReturn2018	(16.27%)
Annual Return 2019	rr_AnnualReturn2019	27.94%
Annual Return 2020	rr_AnnualReturn2020	13.99%
Annual Return 2021	rr_AnnualReturn2021	13.72%
Annual Return 2022	rr_AnnualReturn2022	(21.90%)
Annual Return 2023	rr_AnnualReturn2023	14.41%
1 Year	rr_AverageAnnualReturnYear01	14.41%
5 Years	rr_AverageAnnualReturnYear05	8.18%
10 Years	rr_AverageAnnualReturnYear10	4.60%
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | After Taxes on Distributions | Neuberger Berman International Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.63%
5 Years	rr_AverageAnnualReturnYear05	6.81%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman International Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.04%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 Shares (NRIQX) | Neuberger Berman International Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Select Fund Class R6 Shares (NRILX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in companies with a market capitalization greater than $2.5 billion at the time of purchase.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

The following performance prior to April 17, 2017 is that of the Fund’s Trust Class. Because Trust Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 20.83% Worst quarter: Q1 2020 -22.18% Year to Date performance as of: 9/30/2024 13.54%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance prior to April 17, 2017 is that of the Fund’s Trust Class. Because Trust Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Select Fund
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Neuberger Berman International Select Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.70%	[42]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,094
Annual Return 2014	rr_AnnualReturn2014	(3.19%)
Annual Return 2015	rr_AnnualReturn2015	(0.04%)
Annual Return 2016	rr_AnnualReturn2016	(1.49%)
Annual Return 2017	rr_AnnualReturn2017	27.60%
Annual Return 2018	rr_AnnualReturn2018	(14.70%)
Annual Return 2019	rr_AnnualReturn2019	26.60%
Annual Return 2020	rr_AnnualReturn2020	15.58%
Annual Return 2021	rr_AnnualReturn2021	14.23%
Annual Return 2022	rr_AnnualReturn2022	(21.91%)
Annual Return 2023	rr_AnnualReturn2023	14.76%
1 Year	rr_AverageAnnualReturnYear01	14.76%
5 Years	rr_AverageAnnualReturnYear05	8.42%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | After Taxes on Distributions | Neuberger Berman International Select Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.86%
5 Years	rr_AverageAnnualReturnYear05	7.19%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | After Taxes on Distributions and Sales | Neuberger Berman International Select Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	6.60%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 Shares (NRILX) | Neuberger Berman International Select Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Small Cap Fund Class R6 (NIORX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a total market capitalization of no more than $5 billion at the time of purchase.

In picking stocks, the Portfolio Manager looks for what he believes to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Manager also considers the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Manager may emphasize certain sectors or industries that he believes offers a better risk/reward opportunity.

As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager follows a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of borrowings for investment purposes, in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 21.08% Worst quarter: Q1 2020 -23.24% Year to Date performance as of: 9/30/2024 13.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Small Cap Fund
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Neuberger Berman International Small Cap Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	8.69%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(8.63%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.96%	[43]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 6,750
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	none
Annual Return 2017	rr_AnnualReturn2017	37.02%
Annual Return 2018	rr_AnnualReturn2018	(20.76%)
Annual Return 2019	rr_AnnualReturn2019	29.46%
Annual Return 2020	rr_AnnualReturn2020	21.99%
Annual Return 2021	rr_AnnualReturn2021	16.35%
Annual Return 2022	rr_AnnualReturn2022	(26.18%)
Annual Return 2023	rr_AnnualReturn2023	11.49%
1 Year	rr_AverageAnnualReturnYear01	11.49%
5 Years	rr_AverageAnnualReturnYear05	8.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | After Taxes on Distributions | Neuberger Berman International Small Cap Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.68%
5 Years	rr_AverageAnnualReturnYear05	7.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | After Taxes on Distributions and Sales | Neuberger Berman International Small Cap Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	6.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxe, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%	[44]
5 Years	rr_AverageAnnualReturnYear05	8.16%	[44]
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[44]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | MSCI EAFE® Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2016
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R6 (NIORX) | Neuberger Berman International Small Cap Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Intrinsic Value Fund Class R6 Shares (NRINX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small- and mid-capitalization companies, which it defines as those companies with a total market value between $50 million and $10 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has increased above or decreased below this range.

The Fund’s strategy consists of using a bottom-up, research driven approach to identify stocks of companies that are available at market prices below the Portfolio Managers’ estimate of their intrinsic value and that the Portfolio Managers believe have the potential for appreciation in value over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic value, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, certain investment opportunities tend to be mispriced due to market inefficiencies. For example, market inefficiencies may exist at times in the small capitalization segment of the market due to a lack of widely available research on these companies. The Portfolio Managers attempt to exploit these market inefficiencies and look for opportunities to invest in companies they believe to be undervalued, such as companies with the following characteristics:

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that the Portfolio Managers believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the Portfolio Managers’ estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock. The Portfolio Managers also integrate governance factors into the investment process. They seek to invest in companies that have effective and independent boards composed of diverse, and currently active, CEOs and other C-level executives. They look for companies where management and shareholder interests are aligned (often through high ownership of the company by management), with long-term incentive plans and CEO and management compensation and succession plans in place. The Portfolio Managers also seek out companies that have full transparency and disclosure, effective capital deployment strategies and value enhancing merger and acquisition policies. When appropriate, the Portfolio Managers may engage with portfolio companies on a variety of topics, including governance, strategy and financing in an effort to enhance shareholder value. The Portfolio Managers may also engage with portfolio companies on financially material environmental and social issues.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continue to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. This includes seeking to identify and engage with issuers where the Portfolio Managers believe an improvement in a financially material ESG factor may enhance shareholder value. Accordingly, this may result in the Fund making an investment in a company with one or more financially material ESG risks at the time of investments. While consideration of financially material ESG factors is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents and ESG factors may not be deemed financially material to other investments. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

As of May 7, 2010, the Fund became the successor to DJG Small Cap Value Fund L.P., an unregistered limited partnership (“DJG Fund”); DJG Fund was the successor to The DJG Small Cap Value Fund, an unregistered commingled investment account (“DJG Account”). The performance after September 12, 2008 is that of DJG Fund and the performance from July 8, 1997 (the Fund’s commencement of operations) to September 11, 2008 is that of DJG Account. On May 7, 2010, the DJG Fund transferred its assets to the Fund in exchange for the Fund’s Institutional Class shares. The investment policies, objectives, guidelines and restrictions of the Fund are in all material respects equivalent to those of DJG Fund and DJG Account (the “Predecessors”). As a mutual fund registered under the Investment Company Act of 1940, the Fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessors were not subject. Had the Predecessors been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, their investment performance may have been adversely affected. The performance information reflects the actual expenses of the Predecessors.

The Predecessors did not have distribution policies. The Predecessors were an unregistered limited partnership and an unregistered commingled investment account, did not qualify as regulated investment companies for federal income tax purposes and did not pay dividends or other distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the Fund prior to May 7, 2010.

The following performance prior to May 7, 2010 is that of the Fund’s Predecessors, and that of the Fund’s Institutional Class from May 7, 2010 to January 18, 2019. Because the Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 38.75% Worst quarter: Q1 2020 -30.69% Year to Date performance as of: 9/30/2024 4.28%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance prior to May 7, 2010 is that of the Fund’s Predecessors, and that of the Fund’s Institutional Class from May 7, 2010 to January 18, 2019. Because the Institutional Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.69%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Intrinsic Value Fund
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Neuberger Berman Intrinsic Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2014	rr_AnnualReturn2014	5.37%
Annual Return 2015	rr_AnnualReturn2015	(1.90%)
Annual Return 2016	rr_AnnualReturn2016	12.14%
Annual Return 2017	rr_AnnualReturn2017	16.72%
Annual Return 2018	rr_AnnualReturn2018	(10.27%)
Annual Return 2019	rr_AnnualReturn2019	25.12%
Annual Return 2020	rr_AnnualReturn2020	27.22%
Annual Return 2021	rr_AnnualReturn2021	26.60%
Annual Return 2022	rr_AnnualReturn2022	(20.02%)
Annual Return 2023	rr_AnnualReturn2023	13.98%
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	12.93%
10 Years	rr_AverageAnnualReturnYear10	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%	[45]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[45]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[45]
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Russell 2000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Intrinsic Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	7.17%
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Intrinsic Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	10.30%
10 Years	rr_AverageAnnualReturnYear10	6.45%
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class R6 Shares (NRINX) | Neuberger Berman Intrinsic Value Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Growth Fund Class R6 Shares (NGRDX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 25.23% Worst quarter: Q4 2018 -16.86% Year to Date performance as of: 9/30/2024 19.09%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.86%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Growth Fund
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.56%	[46]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2014	rr_AnnualReturn2014	9.27%
Annual Return 2015	rr_AnnualReturn2015	(4.76%)
Annual Return 2016	rr_AnnualReturn2016	9.19%
Annual Return 2017	rr_AnnualReturn2017	25.20%
Annual Return 2018	rr_AnnualReturn2018	(6.93%)
Annual Return 2019	rr_AnnualReturn2019	36.84%
Annual Return 2020	rr_AnnualReturn2020	34.85%
Annual Return 2021	rr_AnnualReturn2021	27.81%
Annual Return 2022	rr_AnnualReturn2022	(24.21%)
Annual Return 2023	rr_AnnualReturn2023	36.36%
1 Year	rr_AverageAnnualReturnYear01	36.36%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	12.43%
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[47]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[47]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[47]
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Large Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.91%
5 Years	rr_AverageAnnualReturnYear05	17.30%
10 Years	rr_AverageAnnualReturnYear10	9.95%
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.52%
5 Years	rr_AverageAnnualReturnYear05	15.34%
10 Years	rr_AverageAnnualReturnYear10	9.33%
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NGRDX) | Neuberger Berman Large Cap Growth Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund Class R6 Shares (NRLCX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Value Index at the time of purchase.

The Portfolio Managers look for what they believe to be well-managed companies whose stock prices are undervalued. The Portfolio Managers seek to identify companies with catalysts that they believe have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Managers may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historical valuations.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive. In an effort to achieve its goal, the Fund may have elevated portfolio turnover.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The following performance prior to January 18, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.74% Worst quarter: Q1 2020 -26.80% Year to Date performance as of: 9/30/2024 16.10%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance prior to January 18, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.80%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Value Fund
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2014	rr_AnnualReturn2014	11.02%
Annual Return 2015	rr_AnnualReturn2015	(12.30%)
Annual Return 2016	rr_AnnualReturn2016	28.22%
Annual Return 2017	rr_AnnualReturn2017	13.40%
Annual Return 2018	rr_AnnualReturn2018	(0.93%)
Annual Return 2019	rr_AnnualReturn2019	24.24%
Annual Return 2020	rr_AnnualReturn2020	14.78%
Annual Return 2021	rr_AnnualReturn2021	28.39%
Annual Return 2022	rr_AnnualReturn2022	(0.96%)
Annual Return 2023	rr_AnnualReturn2023	(1.51%)
1 Year	rr_AverageAnnualReturnYear01	(1.51%)
5 Years	rr_AverageAnnualReturnYear05	12.30%
10 Years	rr_AverageAnnualReturnYear10	9.62%
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[48]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[48]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[48]
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions | Neuberger Berman Large Cap Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.45%)
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks.

AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NRLCX) | Neuberger Berman Large Cap Value Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund Class R6 Shares (NRMGX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.32% Worst quarter: Q2 2022 -20.65% Year to Date performance as of: 9/30/2024 17.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Growth Fund
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2014	rr_AnnualReturn2014	8.04%
Annual Return 2015	rr_AnnualReturn2015	1.61%
Annual Return 2016	rr_AnnualReturn2016	5.06%
Annual Return 2017	rr_AnnualReturn2017	25.58%
Annual Return 2018	rr_AnnualReturn2018	(5.72%)
Annual Return 2019	rr_AnnualReturn2019	34.02%
Annual Return 2020	rr_AnnualReturn2020	39.80%
Annual Return 2021	rr_AnnualReturn2021	13.00%
Annual Return 2022	rr_AnnualReturn2022	(28.58%)
Annual Return 2023	rr_AnnualReturn2023	18.53%
1 Year	rr_AverageAnnualReturnYear01	18.53%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	9.36%
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[49]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[49]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[49]
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.66%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.59%
5 Years	rr_AverageAnnualReturnYear05	9.89%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class R6 Shares (NRMGX) | Neuberger Berman Mid Cap Growth Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund Class R6 Shares (NBMRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.60% Worst quarter: Q1 2020 -40.48% Year to Date performance as of: 9/30/2024 8.24%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance prior to March 29, 2019 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.48%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Intrinsic Value Fund
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.97%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[50]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	642
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,770
Annual Return 2014	rr_AnnualReturn2014	13.15%
Annual Return 2015	rr_AnnualReturn2015	(8.04%)
Annual Return 2016	rr_AnnualReturn2016	18.06%
Annual Return 2017	rr_AnnualReturn2017	16.70%
Annual Return 2018	rr_AnnualReturn2018	(14.80%)
Annual Return 2019	rr_AnnualReturn2019	17.53%
Annual Return 2020	rr_AnnualReturn2020	(3.83%)
Annual Return 2021	rr_AnnualReturn2021	32.86%
Annual Return 2022	rr_AnnualReturn2022	(9.56%)
Annual Return 2023	rr_AnnualReturn2023	11.30%
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	8.62%
10 Years	rr_AverageAnnualReturnYear10	6.33%
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[51]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[51]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[51]
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	5.20%
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Intrinsic Value Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NBMRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund Class R6 Shares (NRREX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally intend to continue holding securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care.

Some of the REITs and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2023 18.75% Worst quarter: Q1 2020 -17.56% Year to Date performance as of: 9/30/2024 14.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.56%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Real Estate Fund
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[52]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,100
Annual Return 2014	rr_AnnualReturn2014	24.25%
Annual Return 2015	rr_AnnualReturn2015	3.39%
Annual Return 2016	rr_AnnualReturn2016	4.35%
Annual Return 2017	rr_AnnualReturn2017	11.92%
Annual Return 2018	rr_AnnualReturn2018	(4.95%)
Annual Return 2019	rr_AnnualReturn2019	32.08%
Annual Return 2020	rr_AnnualReturn2020	(1.04%)
Annual Return 2021	rr_AnnualReturn2021	42.10%
Annual Return 2022	rr_AnnualReturn2022	(26.98%)
Annual Return 2023	rr_AnnualReturn2023	12.10%
1 Year	rr_AverageAnnualReturnYear01	12.10%
5 Years	rr_AverageAnnualReturnYear05	8.74%
10 Years	rr_AverageAnnualReturnYear10	8.04%
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[53]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[53]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[53]
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions | Neuberger Berman Real Estate Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.90%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions and Sales | Neuberger Berman Real Estate Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.08%
5 Years	rr_AverageAnnualReturnYear05	6.40%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock and real estate markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses, which can be impacted by legislative or regulatory changes, adverse market conditions and/or increased competition.

Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector or sub-sector may all react in the same way to economic, political or regulatory events.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Lower Rated Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Class R6 Shares (NRREX) | Neuberger Berman Real Estate Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund Class R6 Shares (NSRSX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.

The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The following performance prior to September 7, 2018 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.43% Worst quarter: Q1 2020 -20.53% Year to Date performance as of: 9/30/2024 27.89%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance prior to September 7, 2018 is that of the Fund’s Investor Class. Because Investor Class has higher expenses than Class R6, its performance typically would have been lower than that of Class R6.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.53%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Small Cap Growth Fund
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%	[54]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,205
Annual Return 2014	rr_AnnualReturn2014	3.89%
Annual Return 2015	rr_AnnualReturn2015	(5.61%)
Annual Return 2016	rr_AnnualReturn2016	6.15%
Annual Return 2017	rr_AnnualReturn2017	28.13%
Annual Return 2018	rr_AnnualReturn2018	5.69%
Annual Return 2019	rr_AnnualReturn2019	35.05%
Annual Return 2020	rr_AnnualReturn2020	43.33%
Annual Return 2021	rr_AnnualReturn2021	4.64%
Annual Return 2022	rr_AnnualReturn2022	(24.25%)
Annual Return 2023	rr_AnnualReturn2023	10.22%
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[55]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[55]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[55]
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Small Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.22%
5 Years	rr_AverageAnnualReturnYear05	9.50%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Small Cap Growth Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.05%
5 Years	rr_AverageAnnualReturnYear05	8.43%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NSRSX) | Neuberger Berman Small Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Sustainable Equity Fund Class R6 Shares (NRSRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.

As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.

Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund’s ESG criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 19.35% Worst quarter: Q1 2020 -21.47% Year to Date performance as of: 9/30/2024 22.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.47%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2014	rr_AnnualReturn2014	10.77%
Annual Return 2015	rr_AnnualReturn2015	(0.14%)
Annual Return 2016	rr_AnnualReturn2016	10.38%
Annual Return 2017	rr_AnnualReturn2017	18.85%
Annual Return 2018	rr_AnnualReturn2018	(5.56%)
Annual Return 2019	rr_AnnualReturn2019	26.18%
Annual Return 2020	rr_AnnualReturn2020	19.75%
Annual Return 2021	rr_AnnualReturn2021	23.73%
Annual Return 2022	rr_AnnualReturn2022	(18.38%)
Annual Return 2023	rr_AnnualReturn2023	27.13%
1 Year	rr_AverageAnnualReturnYear01	27.13%
5 Years	rr_AverageAnnualReturnYear05	14.17%
10 Years	rr_AverageAnnualReturnYear10	10.27%
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions | Neuberger Berman Sustainable Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.34%
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman Sustainable Equity Fund Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.99%
5 Years	rr_AverageAnnualReturnYear05	11.07%
10 Years	rr_AverageAnnualReturnYear10	7.90%
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | All Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
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Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Issuer Specific Risk [Member]
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Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
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Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
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Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
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Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
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Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Risk Of Increase In Expenses [Member]
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Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Operational And Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
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Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Mid And Large Cap Companies Risk [Member]
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Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Non Diversified Fund Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class R6 Shares (NRSRX) | Neuberger Berman Sustainable Equity Fund | Sustainable Investing Cretieria Risk [Member]
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Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Class R3 Shares (NEMRX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Emerging Markets Equity Fund Class R3 Shares (NEMRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 111% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and/or have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Manager uses a bottom-up, research-driven securities selection approach focusing on businesses with a history of high returns while factoring in economic, legislative and business developments to identify countries and sectors that he believes may be particularly attractive. As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager believes that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies with the following characteristics: stock prices undervalued relative to his view of long-term cash flow growth potential; industry leadership; potential for significant improvement in the company’s business; and/or strong financial characteristics, corporate governance practices, and management track record.

The Fund seeks to reduce risk by diversifying among many industries. At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and China A-shares using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program, the Shenzhen-Hong Kong Stock Connect Program or other similar programs. The Fund may invest in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Portfolio Manager follows a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 17.87% Worst quarter: Q1 2020 -23.88% Year to Date performance as of: 9/30/2024 19.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.88%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Emerging Markets Equity Fund
Class R3 Shares (NEMRX) | Fund Summaries | Neuberger Berman Emerging Markets Equity Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.95%	[56]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,118
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,510
Annual Return 2014	rr_AnnualReturn2014	(3.48%)
Annual Return 2015	rr_AnnualReturn2015	(12.06%)
Annual Return 2016	rr_AnnualReturn2016	8.50%
Annual Return 2017	rr_AnnualReturn2017	40.60%
Annual Return 2018	rr_AnnualReturn2018	(17.85%)
Annual Return 2019	rr_AnnualReturn2019	18.20%
Annual Return 2020	rr_AnnualReturn2020	12.59%
Annual Return 2021	rr_AnnualReturn2021	(4.02%)
Annual Return 2022	rr_AnnualReturn2022	(24.35%)
Annual Return 2023	rr_AnnualReturn2023	3.98%
1 Year	rr_AverageAnnualReturnYear01	3.98%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Class R3 Shares (NEMRX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Emerging Markets Equity Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.75%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	0.57%
Class R3 Shares (NEMRX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Emerging Markets Equity Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.51%
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	0.51%
Class R3 Shares (NEMRX) | Fund Summaries | MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
Class R3 Shares (NEMRX) | Fund Summaries | Risk Lose Money [Member]
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Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NEMRX) | Fund Summaries | Risk Not Insured [Member]
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Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NEMRX) | Fund Summaries | All Risk [Member]
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Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NEMRX) | Fund Summaries | Convertible Securities Risk [Member]
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Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class R3 Shares (NEMRX) | Fund Summaries | Currency Risk [Member]
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Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NEMRX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
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Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Most economies in the Greater China region are generally considered emerging markets and carry the risks associated with emerging markets, as well as risks particular to the region. Events in any one country within the region may impact other countries in the region or the Greater China region as a whole. The economies, industries, and securities and currency markets of the Greater China region may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation, increasing competition from Asia’s low-cost emerging economies, environmental events and natural disasters that may occur in the Greater China region, and military conflicts either in response to social unrest or with other countries.

Class R3 Shares (NEMRX) | Fund Summaries | Growth Stock Risk [Member]
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Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R3 Shares (NEMRX) | Fund Summaries | Issuer Specific Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NEMRX) | Fund Summaries | Market Capitalization Risk [Member]
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Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NEMRX) | Fund Summaries | Market Volatility Risk [Member]
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Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NEMRX) | Fund Summaries | Recent Market Conditions [Member]
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Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NEMRX) | Fund Summaries | Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NEMRX) | Fund Summaries | Sector Risk [Member]
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Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NEMRX) | Fund Summaries | Value Stock Risk [Member]
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Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

Class R3 Shares (NEMRX) | Fund Summaries | Risk Of Increase In Expenses [Member]
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Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NEMRX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
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Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NEMRX) | Fund Summaries | Risk Management [Member]
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Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NEMRX) | Fund Summaries | Valuation Risk [Member]
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Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NEMRX) | Fund Summaries | Depositary Receipts Risk [Member]
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Depositary Receipts Risk. Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Class R3 Shares (NEMRX) | Fund Summaries | Liquidity Risk [Member]
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Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R3 Shares (NEMRX) | Fund Summaries | Other Investment Company Risk [Member]
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Other Investment Company Risk. To the extent the Fund invests in other investment companies, including money market funds and exchange-traded funds (ETFs), its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

An ETF may trade in the secondary market at a price below the value of its underlying portfolio, may not be liquid and may be halted by the listing exchange. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track.

Class R3 Shares (NEMRX) | Fund Summaries | Preferred Securities Risk [Member]
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Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class R3 Shares (NEMRX) | Fund Summaries | Private Companies And Pre I P O Investments Risk [Member]
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Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class R3 Shares (NEMRX) | Fund Summaries | Private Placements And Other Restricted Securities Risk [Member]
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Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R3 Shares (NEMRX) | Fund Summaries | R E I Ts And Other Real Estate Companies Risk [Member]
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REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R3 Shares (NEMRX) | Fund Summaries | Securities Lending Risk [Member]
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Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R3 Shares (NEMRX) | Fund Summaries | Risks Of Investing In Variable Interest Entities [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Variable Interest Entities. For purposes of raising capital offshore on exchanges outside of the People’s Republic of China (PRC), including on U.S. exchanges, many PRC-based operating companies are structured as entities commonly-referred to as variable interest entities (“VIEs”). In a typical VIE structure, the onshore PRC-based operating company is the VIE and establishes an entity, which is typically offshore in a foreign jurisdiction, such as the Cayman Islands. The offshore entity enters into contractual arrangements with the VIE and lists on an exchange outside of the PRC and issues exchange-traded shares that are sold to the public, including the Fund. This structure enables PRC companies in which the PRC government restricts foreign ownership to raise capital from foreign investors. While the offshore entity has no legal equity ownership of the VIE, its contractual arrangements with the VIE permit the offshore entity to consolidate the VIE’s financial statements with its own for Financial Accounting Standards Board accounting purposes and provide for economic exposure to the performance of the underlying onshore PRC-based operating company. Therefore, an investor in the listed offshore entity, such as the Fund, will have exposure to the onshore PRC-based operating company only through its contractual arrangements with the VIE and has no legal ownership in the VIE. Furthermore, because the offshore entity only has specific rights provided for in these contractual arrangements with the VIE, its abilities to control the activities of the VIE are limited and the VIE may engage in activities that negatively impact the investment value. While the VIE structure has been widely adopted, it is not formally or legally recognized under PRC law and therefore there is a risk that the PRC government could restrict the effectiveness of such structures or negatively impact the VIE’s contractual arrangements with the listed offshore entity by making them invalid under PRC law. If the agreements are breached or if the agreements are otherwise determined not to be enforceable under PRC law, investors in the listed offshore entity, such as the Fund, may suffer significant losses with little or no recourse available. If the PRC government determines that the contractual agreements involving VIE structures do not comply with PRC laws and regulations, including those related to restrictions on foreign ownership, it could subject a VIE to numerous sanctions such as penalties, revocation of business and operating licenses, invalidate or terminate contractual arrangements and/or forfeiture or non-recognition of ownership interest.

In addition, PRC companies listed on U.S. exchanges, including ADRs and companies that rely on VIE structures, may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements. Delisting could significantly decrease the liquidity and value of the securities of these companies, decrease the ability of a Fund to invest in such securities and increase the cost of the Fund if it is required to seek alternative markets in which to invest in such securities.

Class R3 Shares (NEMRX) | Fund Summaries | Warrants And Rights Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Warrants and Rights Risk. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities. The Fund could lose the value of a warrant or right if the right to subscribe to additional shares is not exercised prior to the warrant’s or right’s expiration date. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NEMRX) | Fund Summaries | Risks Of Investments In China A Shares Through Stock Connect Programs [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investments in China A-shares through Stock Connect Programs. There are significant risks inherent in investing in China A-shares through “Connect Programs” of local stock exchanges in China, namely the Shanghai-Hong Kong Stock Connect Program (“Shanghai Connect Program”) and the Shenzhen-Hong Kong Stock Connect Program (“Shenzhen Connect Program”). The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. The Connect Programs are subject to daily quota limitations, and an investor cannot purchase and sell the same security on the same trading day, which may restrict the Fund’s ability to invest in China A-shares through the Connect Programs and to enter into or exit trades on a timely basis. If either one or both markets involved in a particular Connect Program are closed on a U.S. trading day, the Fund may not be able to dispose of its China A-shares in a timely manner under such Connect Program, which could adversely affect the Fund’s performance. Only certain China A-shares are eligible to be accessed through the Connect Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Programs.

Further regulations or restrictions, such as limitations on redemptions or suspension of trading, which Chinese regulators have used in the past, may adversely impact the Connect Programs and may increase volatility. The future impact of this integration of Chinese and foreign markets is unclear and the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is unknown.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Equity Income Fund Class R3 Shares (NBHRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return emphasizing both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in income-oriented equity securities that the Portfolio Managers believe will be able to grow their dividends over time. The Fund strives to deliver a total return similar to the Russell 1000® Value Index with lower volatility relative to the Russell 1000® Value Index. Additionally, the Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Russell 1000® Value Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to what the Portfolio Managers believe to be their net present values. The approach involves examining companies for the presence of potential catalysts that can lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize various measures of value in considering companies, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund may invest in real estate investment trusts (“REITs”) and other real estate companies, convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund defines a real estate company as one that derives at least 50% of its revenue or profits from real estate, or has at least 50% of its assets invested in real estate. The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund also uses derivatives, including futures contracts on individual securities and indices, and options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, in an effort to enhance returns.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic equity securities, it may also invest in equity securities of foreign companies, including those in emerging markets.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the Portfolio Managers believe the security has grown too large relative to the rest of the portfolio.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 11.73% Worst quarter: Q1 2020 -22.18% Year to Date performance as of: 9/30/2024 15.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Equity Income Fund
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Neuberger Berman Equity Income Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.78%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,646
Annual Return 2014	rr_AnnualReturn2014	11.18%
Annual Return 2015	rr_AnnualReturn2015	(3.79%)
Annual Return 2016	rr_AnnualReturn2016	14.51%
Annual Return 2017	rr_AnnualReturn2017	12.61%
Annual Return 2018	rr_AnnualReturn2018	(6.16%)
Annual Return 2019	rr_AnnualReturn2019	20.80%
Annual Return 2020	rr_AnnualReturn2020	2.27%
Annual Return 2021	rr_AnnualReturn2021	20.87%
Annual Return 2022	rr_AnnualReturn2022	(4.76%)
Annual Return 2023	rr_AnnualReturn2023	3.16%
1 Year	rr_AverageAnnualReturnYear01	3.16%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[57]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[57]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[57]
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | After Taxes on Distributions | Neuberger Berman Equity Income Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | After Taxes on Distributions and Sales | Neuberger Berman Equity Income Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.07%
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Additional risks associated with certain types of derivatives are discussed below:

Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery. To the extent a Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class R3 Shares (NBHRX) | Neuberger Berman Equity Income Fund | Utility Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost of technological advances and the possible inability to implement them at opportune times. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Select Fund Class R3 Shares (NBNRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in companies with a market capitalization greater than $2.5 billion at the time of purchase.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 20.64% Worst quarter: Q1 2020 -22.31% Year to Date performance as of: 9/30/2024 12.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.31%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Select Fund
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Neuberger Berman International Select Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%	[58]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	816
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,857
Annual Return 2014	rr_AnnualReturn2014	(3.41%)
Annual Return 2015	rr_AnnualReturn2015	(0.32%)
Annual Return 2016	rr_AnnualReturn2016	(1.67%)
Annual Return 2017	rr_AnnualReturn2017	26.76%
Annual Return 2018	rr_AnnualReturn2018	(15.27%)
Annual Return 2019	rr_AnnualReturn2019	25.61%
Annual Return 2020	rr_AnnualReturn2020	14.77%
Annual Return 2021	rr_AnnualReturn2021	13.45%
Annual Return 2022	rr_AnnualReturn2022	(22.45%)
Annual Return 2023	rr_AnnualReturn2023	13.96%
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05	7.65%
10 Years	rr_AverageAnnualReturnYear10	3.93%
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | After Taxes on Distributions | Neuberger Berman International Select Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.25%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	3.30%
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | After Taxes on Distributions and Sales | Neuberger Berman International Select Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.64%
5 Years	rr_AverageAnnualReturnYear05	6.01%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | All Risk [Member]
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Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Currency Risk [Member]
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Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Foreign And Emerging Market Risk [Member]
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Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Growth Stock Risk [Member]
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Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Issuer Specific Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Market Capitalization Risk [Member]
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Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Market Volatility Risk [Member]
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Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Recent Market Conditions [Member]
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Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Sector Risk [Member]
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Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Value Stock Risk [Member]
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Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Risk Of Increase In Expenses [Member]
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Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Operational And Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Risk Management [Member]
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Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Valuation Risk [Member]
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Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R3 Shares (NBNRX) | Neuberger Berman International Select Fund | Securities Lending Risk [Member]
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Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Growth Fund Class R3 Shares (NGDRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.98% Worst quarter: Q4 2018 -16.93% Year to Date performance as of: 9/30/2024 18.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.93%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Growth Fund
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Annual Return 2014	rr_AnnualReturn2014	8.75%
Annual Return 2015	rr_AnnualReturn2015	(5.23%)
Annual Return 2016	rr_AnnualReturn2016	8.74%
Annual Return 2017	rr_AnnualReturn2017	24.65%
Annual Return 2018	rr_AnnualReturn2018	(7.38%)
Annual Return 2019	rr_AnnualReturn2019	35.90%
Annual Return 2020	rr_AnnualReturn2020	33.85%
Annual Return 2021	rr_AnnualReturn2021	26.93%
Annual Return 2022	rr_AnnualReturn2022	(24.71%)
Annual Return 2023	rr_AnnualReturn2023	35.29%
1 Year	rr_AverageAnnualReturnYear01	35.29%
5 Years	rr_AverageAnnualReturnYear05	18.65%
10 Years	rr_AverageAnnualReturnYear10	11.77%
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[59]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[59]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[59]
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Large Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.96%
5 Years	rr_AverageAnnualReturnYear05	16.55%
10 Years	rr_AverageAnnualReturnYear10	9.16%
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.80%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	8.61%
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NGDRX) | Neuberger Berman Large Cap Growth Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund Class R3 Shares (NPNRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Value Index at the time of purchase.

The Portfolio Managers look for what they believe to be well-managed companies whose stock prices are undervalued. The Portfolio Managers seek to identify companies with catalysts that they believe have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Managers may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historical valuations.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive. In an effort to achieve its goal, the Fund may have elevated portfolio turnover.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.49% Worst quarter: Q1 2020 -26.93% Year to Date performance as of: 9/30/2024 15.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.93%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Value Fund
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,500
Annual Return 2014	rr_AnnualReturn2014	10.46%
Annual Return 2015	rr_AnnualReturn2015	(12.72%)
Annual Return 2016	rr_AnnualReturn2016	27.64%
Annual Return 2017	rr_AnnualReturn2017	12.78%
Annual Return 2018	rr_AnnualReturn2018	(1.42%)
Annual Return 2019	rr_AnnualReturn2019	23.33%
Annual Return 2020	rr_AnnualReturn2020	13.92%
Annual Return 2021	rr_AnnualReturn2021	27.46%
Annual Return 2022	rr_AnnualReturn2022	(1.67%)
Annual Return 2023	rr_AnnualReturn2023	(2.22%)
1 Year	rr_AverageAnnualReturnYear01	(2.22%)
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	8.95%
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[60]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[60]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[60]
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions | Neuberger Berman Large Cap Value Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	10.79%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Value Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.98%
5 Years	rr_AverageAnnualReturnYear05	9.08%
10 Years	rr_AverageAnnualReturnYear10	6.12%
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks.

AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NPNRX) | Neuberger Berman Large Cap Value Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund Class R3 Shares (NMGRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.05% Worst quarter: Q2 2022 -20.79% Year to Date performance as of: 9/30/2024 17.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Growth Fund
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2014	rr_AnnualReturn2014	7.27%
Annual Return 2015	rr_AnnualReturn2015	0.96%
Annual Return 2016	rr_AnnualReturn2016	4.31%
Annual Return 2017	rr_AnnualReturn2017	24.72%
Annual Return 2018	rr_AnnualReturn2018	(6.47%)
Annual Return 2019	rr_AnnualReturn2019	33.13%
Annual Return 2020	rr_AnnualReturn2020	38.68%
Annual Return 2021	rr_AnnualReturn2021	12.21%
Annual Return 2022	rr_AnnualReturn2022	(29.09%)
Annual Return 2023	rr_AnnualReturn2023	17.60%
1 Year	rr_AverageAnnualReturnYear01	17.60%
5 Years	rr_AverageAnnualReturnYear05	11.56%
10 Years	rr_AverageAnnualReturnYear10	8.58%
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Index (reflect no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[61]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[61]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[61]
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.05%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	6.75%
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class R3 Shares (NMGRX) | Neuberger Berman Mid Cap Growth Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund Class R3 Shares (NBRRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.37% Worst quarter: Q1 2020 -40.61% Year to Date performance as of: 9/30/2024 7.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.61%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Intrinsic Value Fund
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.75%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.06%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%	[62]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	933
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,236
Annual Return 2014	rr_AnnualReturn2014	12.65%
Annual Return 2015	rr_AnnualReturn2015	(8.43%)
Annual Return 2016	rr_AnnualReturn2016	17.76%
Annual Return 2017	rr_AnnualReturn2017	16.17%
Annual Return 2018	rr_AnnualReturn2018	(15.03%)
Annual Return 2019	rr_AnnualReturn2019	16.84%
Annual Return 2020	rr_AnnualReturn2020	(4.51%)
Annual Return 2021	rr_AnnualReturn2021	31.86%
Annual Return 2022	rr_AnnualReturn2022	(10.17%)
Annual Return 2023	rr_AnnualReturn2023	10.53%
1 Year	rr_AverageAnnualReturnYear01	10.53%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[63]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[63]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[63]
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Intrinsic Value Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.49%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	4.21%
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NBRRX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund Class R3 Shares (NRERX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally intend to continue holding securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care.

Some of the REITs and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2023 18.54% Worst quarter: Q1 2020 -17.70% Year to Date performance as of: 9/30/2024 13.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.70%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Real Estate Fund
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.46%	[64]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,912
Annual Return 2014	rr_AnnualReturn2014	23.43%
Annual Return 2015	rr_AnnualReturn2015	2.69%
Annual Return 2016	rr_AnnualReturn2016	3.65%
Annual Return 2017	rr_AnnualReturn2017	11.19%
Annual Return 2018	rr_AnnualReturn2018	(5.62%)
Annual Return 2019	rr_AnnualReturn2019	31.13%
Annual Return 2020	rr_AnnualReturn2020	(1.76%)
Annual Return 2021	rr_AnnualReturn2021	41.10%
Annual Return 2022	rr_AnnualReturn2022	(27.47%)
Annual Return 2023	rr_AnnualReturn2023	11.33%
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	7.98%
10 Years	rr_AverageAnnualReturnYear10	7.30%
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[65]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[65]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[65]
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions | Neuberger Berman Real Estate Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.46%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions and Sales | Neuberger Berman Real Estate Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.65%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.33%
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock and real estate markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses, which can be impacted by legislative or regulatory changes, adverse market conditions and/or increased competition.

Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector or sub-sector may all react in the same way to economic, political or regulatory events.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Lower Rated Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Class R3 Shares (NRERX) | Neuberger Berman Real Estate Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund Class R3 Shares (NSNRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.

The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.19% Worst quarter: Q1 2020 -20.65% Year to Date performance as of: 9/30/2024 27.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.65%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Small Cap Growth Fund
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.52%	[66]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	885
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,018
Annual Return 2014	rr_AnnualReturn2014	3.54%
Annual Return 2015	rr_AnnualReturn2015	(5.89%)
Annual Return 2016	rr_AnnualReturn2016	5.86%
Annual Return 2017	rr_AnnualReturn2017	27.72%
Annual Return 2018	rr_AnnualReturn2018	5.26%
Annual Return 2019	rr_AnnualReturn2019	34.06%
Annual Return 2020	rr_AnnualReturn2020	42.34%
Annual Return 2021	rr_AnnualReturn2021	3.89%
Annual Return 2022	rr_AnnualReturn2022	(24.78%)
Annual Return 2023	rr_AnnualReturn2023	9.45%
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	10.29%
10 Years	rr_AverageAnnualReturnYear10	8.51%
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Russell 3000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[67]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[67]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[67]
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Small Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.45%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	6.65%
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Small Cap Growth Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	7.79%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NSNRX) | Neuberger Berman Small Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Sustainable Equity Fund Class R3 Shares (NRARX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.

As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.

Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund’s ESG criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower/higher if the Manager had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 19.16% Worst quarter: Q1 2020 -21.63% Year to Date performance as of: 9/30/2024 21.38%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.63%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2014	rr_AnnualReturn2014	10.02%
Annual Return 2015	rr_AnnualReturn2015	(0.86%)
Annual Return 2016	rr_AnnualReturn2016	9.62%
Annual Return 2017	rr_AnnualReturn2017	18.07%
Annual Return 2018	rr_AnnualReturn2018	(6.22%)
Annual Return 2019	rr_AnnualReturn2019	25.30%
Annual Return 2020	rr_AnnualReturn2020	18.88%
Annual Return 2021	rr_AnnualReturn2021	22.86%
Annual Return 2022	rr_AnnualReturn2022	(18.97%)
Annual Return 2023	rr_AnnualReturn2023	26.20%
1 Year	rr_AverageAnnualReturnYear01	26.20%
5 Years	rr_AverageAnnualReturnYear05	13.35%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions | Neuberger Berman Sustainable Equity Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.55%
5 Years	rr_AverageAnnualReturnYear05	11.15%
10 Years	rr_AverageAnnualReturnYear10	7.21%
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman Sustainable Equity Fund Class R3
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	10.43%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class R3 Shares (NRARX) | Neuberger Berman Sustainable Equity Fund | Sustainable Investing Criteria Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Investor Class Shares (NBSSX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund Investor Class Shares (NBSSX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks of U.S. and non-U.S. companies, including companies in emerging markets. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, a history of above-average returns, an established market niche, and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with investing in a smaller number of stocks.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund may invest in depositary receipts.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 23.08% Worst quarter: Q2 2022 -20.14% Year to Date performance as of: 9/30/2024 20.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.14%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Focus Fund
Investor Class Shares (NBSSX) | Fund Summaries | Neuberger Berman Focus Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
Annual Return 2014	rr_AnnualReturn2014	10.51%
Annual Return 2015	rr_AnnualReturn2015	0.20%
Annual Return 2016	rr_AnnualReturn2016	7.01%
Annual Return 2017	rr_AnnualReturn2017	19.34%
Annual Return 2018	rr_AnnualReturn2018	(8.88%)
Annual Return 2019	rr_AnnualReturn2019	28.37%
Annual Return 2020	rr_AnnualReturn2020	24.45%
Annual Return 2021	rr_AnnualReturn2021	20.28%
Annual Return 2022	rr_AnnualReturn2022	(31.74%)
Annual Return 2023	rr_AnnualReturn2023	23.73%
1 Year	rr_AverageAnnualReturnYear01	23.73%
5 Years	rr_AverageAnnualReturnYear05	10.17%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Investor Class Shares (NBSSX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Focus Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.55%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Investor Class Shares (NBSSX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Focus Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.17%
5 Years	rr_AverageAnnualReturnYear05	7.91%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Investor Class Shares (NBSSX) | Fund Summaries | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Investor Class Shares (NBSSX) | Fund Summaries | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NBSSX) | Fund Summaries | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NBSSX) | Fund Summaries | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NBSSX) | Fund Summaries | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Investor Class Shares (NBSSX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NBSSX) | Fund Summaries | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Investor Class Shares (NBSSX) | Fund Summaries | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NBSSX) | Fund Summaries | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NBSSX) | Fund Summaries | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NBSSX) | Fund Summaries | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NBSSX) | Fund Summaries | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NBSSX) | Fund Summaries | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NBSSX) | Fund Summaries | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NBSSX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NBSSX) | Fund Summaries | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NBSSX) | Fund Summaries | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NBSSX) | Fund Summaries | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Investor Class Shares (NBSSX) | Fund Summaries | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Investor Class Shares (NBSSX) | Fund Summaries | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Investor Class Shares (NBSSX) | Fund Summaries | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Investor Class Shares (NBSSX) | Fund Summaries | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Investor Class Shares (NBSSX) | Fund Summaries | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund Investor Class Shares (NBGNX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2000® Index at the time of initial purchase. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund may continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2000® Index.

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-cap stocks.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.83% Worst quarter: Q1 2020 -21.01% Year to Date performance as of: 9/30/2024 12.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Genesis Fund
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
Annual Return 2014	rr_AnnualReturn2014	(0.22%)
Annual Return 2015	rr_AnnualReturn2015	0.26%
Annual Return 2016	rr_AnnualReturn2016	18.14%
Annual Return 2017	rr_AnnualReturn2017	15.59%
Annual Return 2018	rr_AnnualReturn2018	(6.67%)
Annual Return 2019	rr_AnnualReturn2019	29.44%
Annual Return 2020	rr_AnnualReturn2020	24.84%
Annual Return 2021	rr_AnnualReturn2021	18.17%
Annual Return 2022	rr_AnnualReturn2022	(19.25%)
Annual Return 2023	rr_AnnualReturn2023	15.59%
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	12.25%
10 Years	rr_AverageAnnualReturnYear10	8.55%
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[68]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[68]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[68]
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | After Taxes on Distributions | Neuberger Berman Genesis Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	10.52%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | After Taxes on Distributions and Sales | Neuberger Berman Genesis Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.80%
5 Years	rr_AverageAnnualReturnYear05	9.67%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NBGNX) | Neuberger Berman Genesis Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund Investor Class Shares (NIQVX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 21.35% Worst quarter: Q1 2020 -23.35% Year to Date performance as of: 9/30/2024 14.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Equity Fund
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
Annual Return 2014	rr_AnnualReturn2014	(2.12%)
Annual Return 2015	rr_AnnualReturn2015	1.90%
Annual Return 2016	rr_AnnualReturn2016	(1.27%)
Annual Return 2017	rr_AnnualReturn2017	27.36%
Annual Return 2018	rr_AnnualReturn2018	(16.65%)
Annual Return 2019	rr_AnnualReturn2019	27.53%
Annual Return 2020	rr_AnnualReturn2020	13.57%
Annual Return 2021	rr_AnnualReturn2021	13.38%
Annual Return 2022	rr_AnnualReturn2022	(22.17%)
Annual Return 2023	rr_AnnualReturn2023	14.04%
1 Year	rr_AverageAnnualReturnYear01	14.04%
5 Years	rr_AverageAnnualReturnYear05	7.82%
10 Years	rr_AverageAnnualReturnYear10	4.30%
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | After Taxes on Distributions | Neuberger Berman International Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman International Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	6.16%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Investor Class Shares (NIQVX) | Neuberger Berman International Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Growth Fund Investor Class Shares (NGUAX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 25.19% Worst quarter: Q4 2018 -16.86% Year to Date performance as of: 9/30/2024 18.90%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.86%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Growth Fund
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.73%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2014	rr_AnnualReturn2014	9.27%
Annual Return 2015	rr_AnnualReturn2015	(4.76%)
Annual Return 2016	rr_AnnualReturn2016	9.19%
Annual Return 2017	rr_AnnualReturn2017	25.20%
Annual Return 2018	rr_AnnualReturn2018	(6.93%)
Annual Return 2019	rr_AnnualReturn2019	36.61%
Annual Return 2020	rr_AnnualReturn2020	34.58%
Annual Return 2021	rr_AnnualReturn2021	27.61%
Annual Return 2022	rr_AnnualReturn2022	(24.34%)
Annual Return 2023	rr_AnnualReturn2023	35.96%
1 Year	rr_AverageAnnualReturnYear01	35.96%
5 Years	rr_AverageAnnualReturnYear05	19.27%
10 Years	rr_AverageAnnualReturnYear10	12.32%
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[69]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[69]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[69]
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Large Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.61%
5 Years	rr_AverageAnnualReturnYear05	17.13%
10 Years	rr_AverageAnnualReturnYear10	9.86%
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.23%
5 Years	rr_AverageAnnualReturnYear05	15.17%
10 Years	rr_AverageAnnualReturnYear10	9.25%
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Private Placements And Other Restricted Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Foreign Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NGUAX) | Neuberger Berman Large Cap Growth Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund Investor Class Shares (NPRTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Value Index at the time of purchase.

The Portfolio Managers look for what they believe to be well-managed companies whose stock prices are undervalued. The Portfolio Managers seek to identify companies with catalysts that they believe have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Managers may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historical valuations.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive. In an effort to achieve its goal, the Fund may have elevated portfolio turnover.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.65% Worst quarter: Q1 2020 -26.83% Year to Date performance as of: 9/30/2024 15.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.83%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Value Fund
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
Annual Return 2014	rr_AnnualReturn2014	11.02%
Annual Return 2015	rr_AnnualReturn2015	(12.30%)
Annual Return 2016	rr_AnnualReturn2016	28.22%
Annual Return 2017	rr_AnnualReturn2017	13.40%
Annual Return 2018	rr_AnnualReturn2018	(0.93%)
Annual Return 2019	rr_AnnualReturn2019	23.94%
Annual Return 2020	rr_AnnualReturn2020	14.47%
Annual Return 2021	rr_AnnualReturn2021	28.12%
Annual Return 2022	rr_AnnualReturn2022	(1.22%)
Annual Return 2023	rr_AnnualReturn2023	(1.74%)
1 Year	rr_AverageAnnualReturnYear01	(1.74%)
5 Years	rr_AverageAnnualReturnYear05	12.02%
10 Years	rr_AverageAnnualReturnYear10	9.48%
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[70]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[70]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[70]
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions | Neuberger Berman Large Cap Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
5 Years	rr_AverageAnnualReturnYear05	11.23%
10 Years	rr_AverageAnnualReturnYear10	7.72%
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	7.08%
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks.

AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NPRTX) | Neuberger Berman Large Cap Value Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund Investor Class Shares (NMANX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.24% Worst quarter: Q2 2022 -20.70% Year to Date performance as of: 9/30/2024 17.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.70%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Growth Fund
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
Annual Return 2014	rr_AnnualReturn2014	7.75%
Annual Return 2015	rr_AnnualReturn2015	1.42%
Annual Return 2016	rr_AnnualReturn2016	4.71%
Annual Return 2017	rr_AnnualReturn2017	25.34%
Annual Return 2018	rr_AnnualReturn2018	(5.98%)
Annual Return 2019	rr_AnnualReturn2019	33.56%
Annual Return 2020	rr_AnnualReturn2020	39.44%
Annual Return 2021	rr_AnnualReturn2021	12.70%
Annual Return 2022	rr_AnnualReturn2022	(28.73%)
Annual Return 2023	rr_AnnualReturn2023	18.22%
1 Year	rr_AverageAnnualReturnYear01	18.22%
5 Years	rr_AverageAnnualReturnYear05	12.08%
10 Years	rr_AverageAnnualReturnYear10	9.08%
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[71]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[71]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[71]
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expense or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxe)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.35%
5 Years	rr_AverageAnnualReturnYear05	10.10%
10 Years	rr_AverageAnnualReturnYear10	6.93%
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.41%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Investor Class Shares (NMANX) | Neuberger Berman Mid Cap Growth Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund Investor Class Shares (NBRVX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.35% Worst quarter: Q1 2020 -40.56% Year to Date performance as of: 9/30/2024 8.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.56%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Intrinsic Value Fund
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.72%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[72]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	825
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,815
Annual Return 2014	rr_AnnualReturn2014	13.15%
Annual Return 2015	rr_AnnualReturn2015	(8.04%)
Annual Return 2016	rr_AnnualReturn2016	18.06%
Annual Return 2017	rr_AnnualReturn2017	16.70%
Annual Return 2018	rr_AnnualReturn2018	(14.80%)
Annual Return 2019	rr_AnnualReturn2019	17.21%
Annual Return 2020	rr_AnnualReturn2020	(4.29%)
Annual Return 2021	rr_AnnualReturn2021	32.67%
Annual Return 2022	rr_AnnualReturn2022	(9.73%)
Annual Return 2023	rr_AnnualReturn2023	11.06%
1 Year	rr_AverageAnnualReturnYear01	11.06%
5 Years	rr_AverageAnnualReturnYear05	8.33%
10 Years	rr_AverageAnnualReturnYear10	6.19%
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell 3000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[73]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[73]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[73]
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxe)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Years	rr_AverageAnnualReturnYear05	8.10%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Intrinsic Value Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	6.56%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NBRVX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund Investor Class Shares (NBMIX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.

The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.34% Worst quarter: Q1 2020 -20.60% Year to Date performance as of: 9/30/2024 27.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.60%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Small Cap Growth Fund
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%	[74]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,604
Annual Return 2014	rr_AnnualReturn2014	3.89%
Annual Return 2015	rr_AnnualReturn2015	(5.61%)
Annual Return 2016	rr_AnnualReturn2016	6.15%
Annual Return 2017	rr_AnnualReturn2017	28.13%
Annual Return 2018	rr_AnnualReturn2018	5.56%
Annual Return 2019	rr_AnnualReturn2019	34.50%
Annual Return 2020	rr_AnnualReturn2020	42.81%
Annual Return 2021	rr_AnnualReturn2021	4.42%
Annual Return 2022	rr_AnnualReturn2022	(24.43%)
Annual Return 2023	rr_AnnualReturn2023	10.01%
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	10.77%
10 Years	rr_AverageAnnualReturnYear10	8.91%
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[75]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[75]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[75]
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Small Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	9.18%
10 Years	rr_AverageAnnualReturnYear10	7.14%
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Small Cap Growth Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	6.56%
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NBMIX) | Neuberger Berman Small Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Sustainable Equity Fund Investor Class Shares (NBSRX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.

As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.

Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund’s ESG criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-877-9700
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 19.28% Worst quarter: Q1 2020 -21.54% Year to Date performance as of: 9/30/2024 21.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2014	rr_AnnualReturn2014	10.50%
Annual Return 2015	rr_AnnualReturn2015	(0.41%)
Annual Return 2016	rr_AnnualReturn2016	10.10%
Annual Return 2017	rr_AnnualReturn2017	18.57%
Annual Return 2018	rr_AnnualReturn2018	(5.83%)
Annual Return 2019	rr_AnnualReturn2019	25.87%
Annual Return 2020	rr_AnnualReturn2020	19.38%
Annual Return 2021	rr_AnnualReturn2021	23.43%
Annual Return 2022	rr_AnnualReturn2022	(18.61%)
Annual Return 2023	rr_AnnualReturn2023	26.76%
1 Year	rr_AverageAnnualReturnYear01	26.76%
5 Years	rr_AverageAnnualReturnYear05	13.86%
10 Years	rr_AverageAnnualReturnYear10	9.98%
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions | Neuberger Berman Sustainable Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.05%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman Sustainable Equity Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.72%
5 Years	rr_AverageAnnualReturnYear05	10.83%
10 Years	rr_AverageAnnualReturnYear10	7.68%
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Investor Class Shares (NBSRX) | Neuberger Berman Sustainable Equity Fund | Sustainable Investing Criteria Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Focus Fund Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies of any size that are selected using a fundamental, research driven approach.

Under normal market conditions, the Fund typically holds a limited number of stocks of U.S. and non-U.S. companies, including companies in emerging markets. Because of this, the Fund may at times be substantially over- and under-weighted in certain economic sectors.

The Portfolio Managers, with the assistance of Neuberger Berman research analysts, look for what they believe to be undervalued companies. Factors in identifying these firms may include depressed valuations, a history of above-average returns, an established market niche, and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with investing in a smaller number of stocks.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund may invest in depositary receipts.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target valuation, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 23.03% Worst quarter: Q2 2022 -20.22% Year to Date performance as of: 9/30/2024 20.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	20.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.22%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Focus Fund
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Neuberger Berman Focus Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
1 Year	rr_AverageAnnualReturnYear01	23.23%
5 Years	rr_AverageAnnualReturnYear05	9.74%
10 Years	rr_AverageAnnualReturnYear10	7.27%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Neuberger Berman Focus Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.93%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Annual Return 2014	rr_AnnualReturn2014	10.30%
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	6.80%
Annual Return 2017	rr_AnnualReturn2017	19.19%
Annual Return 2018	rr_AnnualReturn2018	(9.05%)
Annual Return 2019	rr_AnnualReturn2019	28.10%
Annual Return 2020	rr_AnnualReturn2020	24.23%
Annual Return 2021	rr_AnnualReturn2021	20.04%
Annual Return 2022	rr_AnnualReturn2022	(31.90%)
Annual Return 2023	rr_AnnualReturn2023	23.50%
1 Year	rr_AverageAnnualReturnYear01	23.50%
5 Years	rr_AverageAnnualReturnYear05	9.95%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | After Taxes on Distributions | Neuberger Berman Focus Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.39%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	4.71%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | After Taxes on Distributions and Sales | Neuberger Berman Focus Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.99%
5 Years	rr_AverageAnnualReturnYear05	7.74%
10 Years	rr_AverageAnnualReturnYear10	4.95%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Depositary receipts are certificates issued by a financial institution evidencing ownership of underlying foreign securities. Depositary receipts involve many of the same risks of investing directly in the underlying foreign securities. Depositary receipts are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying foreign securities are denominated in foreign currency, and there may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Advisor Class Shares (NBFAX), Trust Class Shares (NBFCX) | Fund Summaries | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2000® Index at the time of initial purchase. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund may continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2000® Index.

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-cap stocks.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.81% Worst quarter: Q1 2020 -21.03% Year to Date performance as of: 9/30/2024 12.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Genesis Fund
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	425
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	734
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	11.87%
10 Years	rr_AverageAnnualReturnYear10	8.18%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.06%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,329
Annual Return 2014	rr_AnnualReturn2014	(0.31%)
Annual Return 2015	rr_AnnualReturn2015	0.15%
Annual Return 2016	rr_AnnualReturn2016	18.06%
Annual Return 2017	rr_AnnualReturn2017	15.50%
Annual Return 2018	rr_AnnualReturn2018	(6.74%)
Annual Return 2019	rr_AnnualReturn2019	29.33%
Annual Return 2020	rr_AnnualReturn2020	24.73%
Annual Return 2021	rr_AnnualReturn2021	18.05%
Annual Return 2022	rr_AnnualReturn2022	(19.33%)
Annual Return 2023	rr_AnnualReturn2023	15.48%
1 Year	rr_AverageAnnualReturnYear01	15.48%
5 Years	rr_AverageAnnualReturnYear05	12.15%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[76]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[76]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[76]
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | After Taxes on Distributions | Neuberger Berman Genesis Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.66%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	6.43%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | After Taxes on Distributions and Sales | Neuberger Berman Genesis Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.73%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	6.40%
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Advisor Class Shares (NBGAX), Trust Class Shares (NBGEX) | Neuberger Berman Genesis Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund Trust Class Shares (NIQTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 21.35% Worst quarter: Q1 2020 -23.35% Year to Date performance as of: 9/30/2024 14.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.35%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Equity Fund
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.21%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2014	rr_AnnualReturn2014	(2.21%)
Annual Return 2015	rr_AnnualReturn2015	1.80%
Annual Return 2016	rr_AnnualReturn2016	(1.32%)
Annual Return 2017	rr_AnnualReturn2017	27.34%
Annual Return 2018	rr_AnnualReturn2018	(16.69%)
Annual Return 2019	rr_AnnualReturn2019	27.45%
Annual Return 2020	rr_AnnualReturn2020	13.58%
Annual Return 2021	rr_AnnualReturn2021	13.28%
Annual Return 2022	rr_AnnualReturn2022	(22.26%)
Annual Return 2023	rr_AnnualReturn2023	14.01%
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | After Taxes on Distributions | Neuberger Berman International Equity Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	6.49%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman International Equity Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	3.36%
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Trust Class Shares (NIQTX) | Neuberger Berman International Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Growth Fund Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Growth Index at the time of purchase.

The Portfolio Managers employ a research driven approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment. The Portfolio Managers generally seek to identify what they believe to be faster growing companies or quality growth companies with key attributes that may include characteristics such as attractive sales growth, higher earnings visibility, or competitive returns on equity relative to their peers. In doing so, the Portfolio Managers analyze such factors as: balance sheet metrics; profit margin profiles; market share and competitive leadership of the company’s products; sales; cash flow and earnings growth relative to competitors; and market valuation in comparison to a stock’s own historical norms and the stocks of other large-capitalization companies.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Fund seeks to reduce risk by investing across many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy that utilizes a process analyzing macroeconomic and/or security-specific circumstances, and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 25.12% Worst quarter: Q4 2018 -16.88% Year to Date performance as of: 9/30/2024 18.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.88%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Growth Fund
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.32%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,724
1 Year	rr_AverageAnnualReturnYear01	35.22%
5 Years	rr_AverageAnnualReturnYear05	18.68%
10 Years	rr_AverageAnnualReturnYear10	11.79%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Neuberger Berman Large Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.87%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2014	rr_AnnualReturn2014	9.14%
Annual Return 2015	rr_AnnualReturn2015	(4.99%)
Annual Return 2016	rr_AnnualReturn2016	9.06%
Annual Return 2017	rr_AnnualReturn2017	25.11%
Annual Return 2018	rr_AnnualReturn2018	(7.13%)
Annual Return 2019	rr_AnnualReturn2019	36.34%
Annual Return 2020	rr_AnnualReturn2020	34.32%
Annual Return 2021	rr_AnnualReturn2021	27.37%
Annual Return 2022	rr_AnnualReturn2022	(24.50%)
Annual Return 2023	rr_AnnualReturn2023	35.70%
1 Year	rr_AverageAnnualReturnYear01	35.70%
5 Years	rr_AverageAnnualReturnYear05	19.03%
10 Years	rr_AverageAnnualReturnYear10	12.12%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[77]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[77]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[77]
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	42.68%
5 Years	rr_AverageAnnualReturnYear05	19.50%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Large Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	34.38%
5 Years	rr_AverageAnnualReturnYear05	16.92%
10 Years	rr_AverageAnnualReturnYear10	9.19%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.05%
5 Years	rr_AverageAnnualReturnYear05	14.99%
10 Years	rr_AverageAnnualReturnYear10	8.60%
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Private Companies And Pre I P O Investments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Advisor Class Shares (NBGUX), Trust Class Shares (NBGTX) | Neuberger Berman Large Cap Growth Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Value Index at the time of purchase.

The Portfolio Managers look for what they believe to be well-managed companies whose stock prices are undervalued. The Portfolio Managers seek to identify companies with catalysts that they believe have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Managers may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historical valuations.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive. In an effort to achieve its goal, the Fund may have elevated portfolio turnover.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.58% Worst quarter: Q1 2020 -26.85% Year to Date performance as of: 9/30/2024 15.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.85%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Value Fund
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	9.11%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.82%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,166
Annual Return 2014	rr_AnnualReturn2014	10.82%
Annual Return 2015	rr_AnnualReturn2015	(12.51%)
Annual Return 2016	rr_AnnualReturn2016	28.09%
Annual Return 2017	rr_AnnualReturn2017	13.21%
Annual Return 2018	rr_AnnualReturn2018	(1.15%)
Annual Return 2019	rr_AnnualReturn2019	23.72%
Annual Return 2020	rr_AnnualReturn2020	14.27%
Annual Return 2021	rr_AnnualReturn2021	27.82%
Annual Return 2022	rr_AnnualReturn2022	(1.39%)
Annual Return 2023	rr_AnnualReturn2023	(1.95%)
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
5 Years	rr_AverageAnnualReturnYear05	11.81%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[78]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[78]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[78]
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions | Neuberger Berman Large Cap Value Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	11.08%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Value Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	9.35%
10 Years	rr_AverageAnnualReturnYear10	6.62%
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Risk Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Advisor Class Shares (NBPBX), Trust Class Shares (NBPTX) | Neuberger Berman Large Cap Value Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Growth Fund Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of mid-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell Midcap® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-to-mid-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

The Fund will not change its strategy of normally investing at least 80% of its net assets in mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.21% Worst quarter: Q2 2022 -20.73% Year to Date performance as of: 9/30/2024 17.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Growth Fund
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
1 Year	rr_AverageAnnualReturnYear01	17.71%
5 Years	rr_AverageAnnualReturnYear05	11.68%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Neuberger Berman Mid Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,155
Annual Return 2014	rr_AnnualReturn2014	7.70%
Annual Return 2015	rr_AnnualReturn2015	1.30%
Annual Return 2016	rr_AnnualReturn2016	4.71%
Annual Return 2017	rr_AnnualReturn2017	25.25%
Annual Return 2018	rr_AnnualReturn2018	(6.05%)
Annual Return 2019	rr_AnnualReturn2019	33.51%
Annual Return 2020	rr_AnnualReturn2020	39.30%
Annual Return 2021	rr_AnnualReturn2021	12.59%
Annual Return 2022	rr_AnnualReturn2022	(28.82%)
Annual Return 2023	rr_AnnualReturn2023	18.11%
1 Year	rr_AverageAnnualReturnYear01	18.11%
5 Years	rr_AverageAnnualReturnYear05	11.98%
10 Years	rr_AverageAnnualReturnYear10	9.00%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[79]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[79]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[79]
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxe)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Russell Midcap® Growth Indexs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.87%
5 Years	rr_AverageAnnualReturnYear05	13.81%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	7.11%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.34%
5 Years	rr_AverageAnnualReturnYear05	9.56%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

A summary of the Fund’s additional principal investment risks is as follows:

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Advisor Class Shares (NBMBX), Trust Class Shares (NBMTX) | Neuberger Berman Mid Cap Growth Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Mid Cap Intrinsic Value Fund Trust Class Shares (NBREX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Value Index at the time of purchase.

The Fund’s strategy consists of using a bottom-up, fundamental research driven approach to identify stocks of companies that are trading below the Portfolio Managers’ estimate of their intrinsic value and that they believe have the potential for appreciation over time. The Portfolio Managers’ estimate of a company’s intrinsic value represents their view of the company’s true, long-term economic worth, the market’s view of which may be currently distorted by market inefficiencies. The intrinsic value estimate represents what the Portfolio Managers believe a company could be worth if it is acquired, if its profitability returns to its long-term average level, or if its valuation moves in line with those companies that the Portfolio Managers see as its publicly traded peers.

The Portfolio Managers believe that while markets are often efficient, valuations of certain types of companies are often distorted by market inefficiencies, which can lead to attractive investment opportunities. The Portfolio Managers attempt to exploit recurring market inefficiencies among the following types of companies as the Portfolio Managers believe these types of companies are often misunderstood and mispriced by investors.

■	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.

■	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.

■	Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the Portfolio Managers believe is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify potential investment opportunities, the Portfolio Managers perform an initial screening to identify those companies that have stock prices that are trailing the performance of the overall market and that they believe are attractive relative to current cash flows. Next, the Portfolio Managers establish an estimate of a company’s intrinsic value. The Portfolio Managers will invest in a company based on its discount to their estimate of intrinsic value and their belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst that can be expected to close the value/price gap, such as a merger, restructuring, liquidation, spin-off, major management change, share repurchase, or capital reallocation. The Portfolio Managers will typically visit a company and interview its management team to help understand management’s incentives (such as equity ownership in the company and compensation plans), the merits of its strategic plan, and other factors that have the potential to increase the value of the company’s stock.

The Portfolio Managers establish an intrinsic value for a company’s stock when it is purchased and then continues to evaluate the company’s stock price versus their estimate of its intrinsic value to determine whether to maintain, add to, reduce or eliminate the position. The Portfolio Managers typically reduce or eliminate a position in a company’s stock if the stock’s price appreciates and the company’s discount to their estimate of its intrinsic value narrows. The Portfolio Managers’ decision to reduce or eliminate a position in a particular stock may also be driven by their belief that another company’s stock has a wider discount to their estimate of its intrinsic value. Changes in a company’s management or corporate strategy, or the failure of a company to perform as expected, may also cause the Portfolio Managers to reduce or eliminate a position in that company’s stock.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe may benefit from market or economic trends.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of mid-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.47% Worst quarter: Q1 2020 -40.59% Year to Date performance as of: 9/30/2024 7.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(40.59%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Mid Cap Intrinsic Value Fund
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Neuberger Berman Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%	[80]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,913
Annual Return 2014	rr_AnnualReturn2014	12.85%
Annual Return 2015	rr_AnnualReturn2015	(8.19%)
Annual Return 2016	rr_AnnualReturn2016	17.96%
Annual Return 2017	rr_AnnualReturn2017	16.44%
Annual Return 2018	rr_AnnualReturn2018	(14.84%)
Annual Return 2019	rr_AnnualReturn2019	17.06%
Annual Return 2020	rr_AnnualReturn2020	(4.31%)
Annual Return 2021	rr_AnnualReturn2021	32.25%
Annual Return 2022	rr_AnnualReturn2022	(9.97%)
Annual Return 2023	rr_AnnualReturn2023	10.81%
1 Year	rr_AverageAnnualReturnYear01	10.81%
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	6.00%
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell 3000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[81]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[81]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[81]
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxe)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions | Neuberger Berman Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.36%
5 Years	rr_AverageAnnualReturnYear05	7.94%
10 Years	rr_AverageAnnualReturnYear10	4.81%
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Mid Cap Intrinsic Value Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.71%
5 Years	rr_AverageAnnualReturnYear05	6.39%
10 Years	rr_AverageAnnualReturnYear10	4.38%
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value or intrinsic value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Private Placements And Other Restricted Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Private Placements and Other Restricted Securities Risk. Private placements and other restricted securities, including securities for which Fund management has material non-public information, are securities that are subject to legal and/or contractual restrictions on their sales. These securities may not be sold to the public unless certain conditions are met, which may include registration under the applicable securities laws. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Transaction costs may be higher for these securities. In addition, the Fund may get only limited information about the issuer of a private placement or other restricted security.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected.
Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Trust Class Shares (NBREX) | Neuberger Berman Mid Cap Intrinsic Value Fund | Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Companies Risk. At times, mid-cap companies may be out of favor with investors. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Small Cap Growth Fund Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in common stocks of small-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 2000® Index at the time of initial purchase. Although the Fund invests primarily in domestic securities, it may also invest in securities of foreign companies.

The Fund’s strategy utilizes a qualitative, bottom-up research driven approach to identify companies that the Portfolio Managers believe have catalysts for growth which are underappreciated by the market. The Portfolio Managers seek to invest in underappreciated companies with the following characteristics: durable and potentially unique business models and/or proficient management capable of advancing the development of and/or strengthening of sustainable and consistent revenue growth, cash flow growth, earnings growth and/or overall balance sheet strength. Such catalysts may include a new technology, product or service, a regulatory update, market share gains, cyclical inflections (e.g. companies whose returns are driven by macro-economic factors), corporate restructurings or self-help initiatives (e.g. internal operating efforts to increase company efficiencies). The Portfolio Managers may also invest in anticipation of a catalyst.

In analyzing catalysts, the Portfolio Managers evaluate each catalyst’s uniqueness, timing, growth potential and sustainability, as well as assessing execution risks, competitive barriers and threats. The Portfolio Managers are also attempting to exploit market inefficiencies that potentially may exist within the small-capitalization market, due to the number of companies that comprise the investable universe and the limited amount of available research that exists for some of those companies. Investable companies emerging from the Portfolio Manager’s bottom-up fundamental, qualitative and valuation analysis fall into the following investment classifications:

Core investments: are typically more mature companies, engaged with, and participating in, compelling secular growth trends, that the Portfolio Managers believe offer a demonstrated history of consistent execution and results. These tend to represent multi-year holdings of the strategy.

Turn investments: represent holdings in a wide range of corporate development and maturity stages and are generally driven by what the Portfolio Managers believe to be a distinct developing catalyst, such as a new product or service, market share gains or internal corporate self-help opportunities to improve operating efficiencies.

Tactical investments: represent holdings with a shorter-term investment horizon due to catalysts the Portfolio Managers believe are typically associated with cyclical trends and opportunities, a disconnect with market expectations providing an opportunity on valuation or a new product, or financial or regulatory developments that could have a material impact on the company.

Tactical investments have the potential to grow into Turn investments, while compelling Turn investments will ideally develop into Core investments.

The Fund seeks to reduce risk by diversifying among many companies, sectors and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers constantly monitor their holdings and are focused on maintaining what they believe is an appropriate and attractive risk/reward balance with a disciplined sell process that acts quickly and dispassionately to address both positive and negative outcomes. A position is typically trimmed or exited for the following reasons: to harvest gains from significant short-term price appreciation, the positive realization of a catalyst, the achievement of a price target or elevated valuations, identification of a better idea, to minimize potential risks, to address an absence of near-term drivers or catalysts, a significant deterioration of fundamentals, a change in management or operating strategy or the failure of a catalyst to develop.

In an effort to achieve its goal, the Fund may engage in active and frequent trading that involves initiating new positions, resizing current positions in response to material developments and in order to maintain an appropriate and attractive risk/reward balance and fully exiting positions in favor of new ideas.

The Fund will not change its strategy of normally investing at least 80% of its net assets in small-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year, as represented by the performance of the Fund’s Trust Class. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 30.30% Worst quarter: Q1 2020 -20.63% Year to Date performance as of: 9/30/2024 27.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.63%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Trust Class shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Small Cap Growth Fund
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Advisor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.61%	[82]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,968
1 Year	rr_AverageAnnualReturnYear01	9.57%
5 Years	rr_AverageAnnualReturnYear05	10.39%
10 Years	rr_AverageAnnualReturnYear10	8.56%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Neuberger Berman Small Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.24%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.41%	[82]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,774
Annual Return 2014	rr_AnnualReturn2014	3.65%
Annual Return 2015	rr_AnnualReturn2015	(5.78%)
Annual Return 2016	rr_AnnualReturn2016	6.02%
Annual Return 2017	rr_AnnualReturn2017	27.91%
Annual Return 2018	rr_AnnualReturn2018	5.43%
Annual Return 2019	rr_AnnualReturn2019	34.35%
Annual Return 2020	rr_AnnualReturn2020	42.64%
Annual Return 2021	rr_AnnualReturn2021	4.17%
Annual Return 2022	rr_AnnualReturn2022	(24.61%)
Annual Return 2023	rr_AnnualReturn2023	9.74%
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	10.55%
10 Years	rr_AverageAnnualReturnYear10	8.71%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[83]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[83]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[83]
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.66%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions | Neuberger Berman Small Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	8.97%
10 Years	rr_AverageAnnualReturnYear10	6.96%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | After Taxes on Distributions and Sales | Neuberger Berman Small Cap Growth Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.77%
5 Years	rr_AverageAnnualReturnYear05	8.00%
10 Years	rr_AverageAnnualReturnYear10	6.41%
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

A summary of the Fund’s additional principal investment risks is as follows:

Advisor Class Shares (NBMVX), Trust Class Shares (NBMOX) | Neuberger Berman Small Cap Growth Fund | Foreign Exposure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Exposure Risk. Securities issued by U.S. entities with substantial foreign operations or holdings, or issued by foreign entities listed on a U.S. exchange, may involve additional risks relating to political, economic, or regulatory conditions in those foreign countries, as well as currency exchange rates.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Sustainable Equity Fund Trust Class Shares (NBSTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.

As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.

Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund’s ESG criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 19.22% Worst quarter: Q1 2020 -21.56% Year to Date performance as of: 9/30/2024 21.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.56%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.89%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Annual Return 2014	rr_AnnualReturn2014	10.28%
Annual Return 2015	rr_AnnualReturn2015	(0.56%)
Annual Return 2016	rr_AnnualReturn2016	9.88%
Annual Return 2017	rr_AnnualReturn2017	18.39%
Annual Return 2018	rr_AnnualReturn2018	(5.97%)
Annual Return 2019	rr_AnnualReturn2019	25.63%
Annual Return 2020	rr_AnnualReturn2020	19.21%
Annual Return 2021	rr_AnnualReturn2021	23.18%
Annual Return 2022	rr_AnnualReturn2022	(18.74%)
Annual Return 2023	rr_AnnualReturn2023	26.54%
1 Year	rr_AverageAnnualReturnYear01	26.54%
5 Years	rr_AverageAnnualReturnYear05	13.66%
10 Years	rr_AverageAnnualReturnYear10	9.79%
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions | Neuberger Berman Sustainable Equity Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.86%
5 Years	rr_AverageAnnualReturnYear05	11.41%
10 Years	rr_AverageAnnualReturnYear10	7.47%
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman Sustainable Equity Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.56%
5 Years	rr_AverageAnnualReturnYear05	10.67%
10 Years	rr_AverageAnnualReturnYear10	7.24%
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Trust Class Shares (NBSTX) | Neuberger Berman Sustainable Equity Fund | Sustainable Investing Criteria Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Select Fund Trust Class Shares (NILTX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2028
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in companies with a market capitalization greater than $2.5 billion at the time of purchase.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and sectors around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 (if you are an institution or an investment provider) or 800-877-9700 (if you are an individual retail investor) for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264 (if you are an institution or an investment provider) or 800-877-9700 (if you are an individual retail investor) for updated performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 20.79% Worst quarter: Q1 2020 -22.32% Year to Date performance as of: 9/30/2024 13.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.32%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Select Fund
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Neuberger Berman International Select Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.15%	[84]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,594
Annual Return 2014	rr_AnnualReturn2014	(3.19%)
Annual Return 2015	rr_AnnualReturn2015	(0.04%)
Annual Return 2016	rr_AnnualReturn2016	(1.49%)
Annual Return 2017	rr_AnnualReturn2017	27.25%
Annual Return 2018	rr_AnnualReturn2018	(15.13%)
Annual Return 2019	rr_AnnualReturn2019	26.08%
Annual Return 2020	rr_AnnualReturn2020	14.99%
Annual Return 2021	rr_AnnualReturn2021	13.81%
Annual Return 2022	rr_AnnualReturn2022	(22.27%)
Annual Return 2023	rr_AnnualReturn2023	14.28%
1 Year	rr_AverageAnnualReturnYear01	14.28%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | After Taxes on Distributions | Neuberger Berman International Select Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	3.53%
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | After Taxes on Distributions and Sales | Neuberger Berman International Select Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in one country or geographic region. If the Fund does so, there is a greater risk that economic, political, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance and that the Fund’s performance will be more volatile than the performance of more geographically diversified funds.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Trust Class Shares (NILTX) | Neuberger Berman International Select Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund Trust Class Shares (NBRFX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally intend to continue holding securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care.

Some of the REITs and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 (if you are an institution or an investment provider) or 800-877-9700 (if you are an individual retail investor) for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264 (if you are an institution or an investment provider) or 800-877-9700 (if you are an individual retail investor) for updated performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2023 18.63% Worst quarter: Q1 2020 -17.62% Year to Date performance as of: 9/30/2024 14.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.62%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Real Estate Fund
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
Annual Return 2014	rr_AnnualReturn2014	23.80%
Annual Return 2015	rr_AnnualReturn2015	3.12%
Annual Return 2016	rr_AnnualReturn2016	4.16%
Annual Return 2017	rr_AnnualReturn2017	11.57%
Annual Return 2018	rr_AnnualReturn2018	(5.14%)
Annual Return 2019	rr_AnnualReturn2019	31.69%
Annual Return 2020	rr_AnnualReturn2020	(1.36%)
Annual Return 2021	rr_AnnualReturn2021	41.68%
Annual Return 2022	rr_AnnualReturn2022	(27.14%)
Annual Return 2023	rr_AnnualReturn2023	11.70%
1 Year	rr_AverageAnnualReturnYear01	11.70%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[85]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[85]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[85]
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions | Neuberger Berman Real Estate Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	5.71%
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions and Sales | Neuberger Berman Real Estate Fund Trust Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.86%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock and real estate markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses, which can be impacted by legislative or regulatory changes, adverse market conditions and/or increased competition.

Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector or sub-sector may all react in the same way to economic, political or regulatory events.

A summary of the Fund’s additional principal investment risks is as follows:

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Lower Rated Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Trust Class Shares (NBRFX) | Neuberger Berman Real Estate Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund Class A Shares (—), Class C Shares (—)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 25 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 25 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2000® Index at the time of initial purchase. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund may continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2000® Index.

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-cap stocks.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus. Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.

The following performance is that of the Fund’s Investor Class, which is not offered through this prospectus. In the table next to the bar chart, the performance information of Investor Class has been adjusted to reflect the maximum sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Class A and Class C would have substantially similar performance to Investor Class because the classes are invested in the same portfolio of securities. Because Investor Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6624 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6624
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.83% Worst quarter: Q1 2020 -21.01% Year to Date performance as of: 9/30/2024 12.55%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The following performance is that of the Fund’s Investor Class, which is not offered through this prospectus. In the table next to the bar chart, the performance information of Investor Class has been adjusted to reflect the maximum sales charges applicable to Class A and Class C shares, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Class A and Class C would have substantially similar performance to Investor Class because the classes are invested in the same portfolio of securities. Because Investor Class has lower expenses than Class A and Class C, its performance typically would have been better than that of Class A and Class C.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown for Class A shares only and after-tax returns for other classes may vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Genesis Fund
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[86]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%	[87]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 690
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,946
Annual Return 2014	rr_AnnualReturn2014	(0.22%)
Annual Return 2015	rr_AnnualReturn2015	0.26%
Annual Return 2016	rr_AnnualReturn2016	18.14%
Annual Return 2017	rr_AnnualReturn2017	15.59%
Annual Return 2018	rr_AnnualReturn2018	(6.67%)
Annual Return 2019	rr_AnnualReturn2019	29.44%
Annual Return 2020	rr_AnnualReturn2020	24.84%
Annual Return 2021	rr_AnnualReturn2021	18.17%
Annual Return 2022	rr_AnnualReturn2022	(19.25%)
Annual Return 2023	rr_AnnualReturn2023	15.59%
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05	10.93%
10 Years	rr_AverageAnnualReturnYear10	7.91%
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[86]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.92%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%	[87]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,275
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	12.25%
10 Years	rr_AverageAnnualReturnYear10	8.55%
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[88]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[88]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[88]
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | After Taxes on Distributions | Neuberger Berman Genesis Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	5.50%
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | After Taxes on Distributions and Sales | Neuberger Berman Genesis Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	8.57%
10 Years	rr_AverageAnnualReturnYear10	5.57%
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class A Shares (—), Class C Shares (—) | Neuberger Berman Genesis Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Equity Income Fund Class E Shares (NBHEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return emphasizing both current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in income-oriented equity securities that the Portfolio Managers believe will be able to grow their dividends over time. The Fund strives to deliver a total return similar to the Russell 1000® Value Index with lower volatility relative to the Russell 1000® Value Index. Additionally, the Fund seeks to generate a current yield that is greater than the average current yield for stocks in the Russell 1000® Value Index. By selecting these types of equity securities, the Fund seeks to dampen the market volatility associated with investing in equity securities.

The Fund typically employs a “value” approach in selecting investments. The Portfolio Managers use a bottom-up, research driven approach to identify companies that they believe have the ability to sustain and potentially to grow their free cash flow and are trading at a discount to what the Portfolio Managers believe to be their net present values. The approach involves examining companies for the presence of potential catalysts that can lead to the creation of value, such as regulatory changes, competitive shifts, reaccelerating earnings, and corporate/management restructuring. The Portfolio Managers also utilize various measures of value in considering companies, including price-to-earnings ratios, price-to-book ratios and discounted free cash flows, among others.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund may invest in real estate investment trusts (“REITs”) and other real estate companies, convertible securities (including convertible preferred stock, which receives preference in the payment of dividends) and common stocks. The Fund defines a real estate company as one that derives at least 50% of its revenue or profits from real estate, or has at least 50% of its assets invested in real estate. The Fund may emphasize the real estate and utilities sectors of the market at any given time and may invest up to 40% of its total assets in each of these sectors. The Fund may invest in convertible securities that are rated below investment grade (commonly known as “junk bonds”) or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

The Fund also uses derivatives, including futures contracts on individual securities and indices, and options, including writing (selling) calls against positions in the portfolio (“covered calls”) or writing (selling) puts on individual stocks, in an effort to enhance returns.

The Fund may invest in companies of any market capitalization. Although the Fund invests primarily in domestic equity securities, it may also invest in equity securities of foreign companies, including those in emerging markets.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, when other opportunities appear more attractive or when the Portfolio Managers believe the security has grown too large relative to the rest of the portfolio.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 11.84% Worst quarter: Q1 2020 -22.00% Year to Date performance as of: 9/30/2024 16.32%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Equity Income Fund
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Neuberger Berman Equity Income Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.06%	[89]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 6
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	272
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 676
Annual Return 2014	rr_AnnualReturn2014	11.91%
Annual Return 2015	rr_AnnualReturn2015	(3.14%)
Annual Return 2016	rr_AnnualReturn2016	15.26%
Annual Return 2017	rr_AnnualReturn2017	13.23%
Annual Return 2018	rr_AnnualReturn2018	(5.45%)
Annual Return 2019	rr_AnnualReturn2019	21.50%
Annual Return 2020	rr_AnnualReturn2020	2.94%
Annual Return 2021	rr_AnnualReturn2021	21.69%
Annual Return 2022	rr_AnnualReturn2022	(3.51%)
Annual Return 2023	rr_AnnualReturn2023	4.50%
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	8.95%
10 Years	rr_AverageAnnualReturnYear10	7.46%
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[90]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[90]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[90]
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | After Taxes on Distributions | Neuberger Berman Equity Income Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.84%
5 Years	rr_AverageAnnualReturnYear05	7.22%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | After Taxes on Distributions and Sales | Neuberger Berman Equity Income Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.78%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	5.70%
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The Fund’s use of derivative instruments will result in leverage, which amplifies the risks that are associated with these markets. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The value of a convertible security, which is a form of hybrid security (i.e., a security with both debt and equity characteristics), typically increases or decreases with the price of the underlying common stock. In general, a convertible security is subject to the market risks of stocks when the underlying stock’s price is high relative to the conversion price and is subject to the market risks of debt securities when the underlying stock’s price is low relative to the conversion price. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk -- that is, the value of convertible securities will move in the direction opposite to movements in interest rates; they are subject to the risk that the issuer will not be able to pay interest or dividends when due; and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Many convertible securities have credit ratings that are below investment grade and are subject to the same risks as an investment in lower-rated debt securities (commonly known as “junk bonds”). Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. To the extent the Fund invests in convertible securities issued by small- or mid-cap companies, it will be subject to the risks of investing in such companies.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country. In addition, the economies of emerging market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Emerging market countries may also have less developed legal and accounting systems, and their legal systems may deal with issuer bankruptcies and defaults differently than U.S. law would. Securities markets in emerging market countries are also relatively small and have substantially lower trading volumes. Securities of issuers in emerging market countries may be more volatile and less liquid than securities of issuers in foreign countries with more developed economies or markets and the situation may require that the Fund fair value its holdings in those countries.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the

Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as income-oriented equity securities that pay dividends, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

If the Fund emphasizes the real estate sector, the utilities sector, or both sectors, your investment in the Fund will be linked to the performance of one or both sectors and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Use of derivatives is a highly specialized activity that can involve investment techniques, analysis and risks different from, and in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives can create leverage, and the Fund could lose more than the amount it invests; some derivatives can have the potential for unlimited losses. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. The value of a derivative instrument depends largely on (and is derived from) the value of the reference instrument underlying the derivative. There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. When the Fund uses derivatives, it will likely be required to provide margin or collateral; these practices are intended to satisfy contractual undertakings and regulatory requirements and will not prevent the Fund from incurring losses on derivatives. The need to provide margin or collateral could limit the Fund’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets and actual and potential changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.

Additional risks associated with certain types of derivatives are discussed below:

Futures. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a fund to close out a position when desired. In the absence of such limits, the liquidity of the futures market depends on participants entering into offsetting transactions rather than taking or making delivery. To the extent a Fund enters into futures contracts requiring physical delivery (e.g., certain commodities contracts), the inability of the Fund to take or make physical delivery can negatively impact performance.

Options. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class E Shares (NBHEX) | Neuberger Berman Equity Income Fund | Utility Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Utility Companies Risk. Utility companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, the level and demand for services, and the cost of technological advances and the possible inability to implement them at opportune times. In addition, securities of utility companies are volatile and may underperform in a sluggish economy.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Genesis Fund Class E Shares (NRGEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of companies in the Russell 2000® Index at the time of initial purchase. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000® Index changes over time and the Fund may continue to hold or add to a position in a company after its market capitalization has moved outside the range of the Russell 2000® Index.

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

The Portfolio Managers generally look for what they believe to be undervalued companies whose current market shares and balance sheets are strong. In addition, the Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than on projected growth. Factors in identifying these firms may include: a history of above-average returns; an established market niche; circumstances that would make it difficult for new competitors to enter the market; the ability to finance their own growth; and a belief that the company has sound future business prospects. This approach is designed to let the Fund benefit from potential increases in stock prices, while endeavoring to limit the risks typically associated with small-cap stocks.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 24.83% Worst quarter: Q1 2020 -21.01% Year to Date performance as of: 9/30/2024 13.37%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Genesis Fund
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Neuberger Berman Genesis Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.03%	[91]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 3
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 796
Annual Return 2014	rr_AnnualReturn2014	(0.22%)
Annual Return 2015	rr_AnnualReturn2015	0.26%
Annual Return 2016	rr_AnnualReturn2016	18.14%
Annual Return 2017	rr_AnnualReturn2017	15.59%
Annual Return 2018	rr_AnnualReturn2018	(6.67%)
Annual Return 2019	rr_AnnualReturn2019	29.44%
Annual Return 2020	rr_AnnualReturn2020	24.84%
Annual Return 2021	rr_AnnualReturn2021	18.17%
Annual Return 2022	rr_AnnualReturn2022	(18.48%)
Annual Return 2023	rr_AnnualReturn2023	16.70%
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	8.76%
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.96%	[92]
5 Years	rr_AverageAnnualReturnYear05	15.16%	[92]
10 Years	rr_AverageAnnualReturnYear10	11.48%	[92]
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Russell 2000® Index (reflects no deduction for fee, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | After Taxes on Distributions | Neuberger Berman Genesis Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	6.28%
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | After Taxes on Distributions and Sales | Neuberger Berman Genesis Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.63%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class E Shares (NRGEX) | Neuberger Berman Genesis Fund | Small And Mid Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Mid-Cap Companies Risk. At times, small- and mid-cap companies may be out of favor with investors. Compared to larger companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. To the extent the Fund holds securities of mid-cap companies, the Fund will be subject to their risks.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman International Equity Fund Class E Shares (NIQEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in common stocks of foreign companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests mainly in common stocks of foreign companies of any size, including companies in developed and emerging markets. The Fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

In picking stocks, the Portfolio Managers look for what they believe to be well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are attractive in light of projected returns. The Portfolio Managers also consider the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund seeks to reduce risk by diversifying among many companies and industries. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe offers a better risk/reward opportunity.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 21.35% Worst quarter: Q1 2020 -23.29% Year to Date performance as of: 9/30/2024 15.01%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.29%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	International Equity Fund
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Neuberger Berman International Equity Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.81%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.10%	[93]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,045
Annual Return 2014	rr_AnnualReturn2014	(1.91%)
Annual Return 2015	rr_AnnualReturn2015	2.13%
Annual Return 2016	rr_AnnualReturn2016	(1.05%)
Annual Return 2017	rr_AnnualReturn2017	27.16%
Annual Return 2018	rr_AnnualReturn2018	(16.43%)
Annual Return 2019	rr_AnnualReturn2019	27.86%
Annual Return 2020	rr_AnnualReturn2020	13.87%
Annual Return 2021	rr_AnnualReturn2021	13.61%
Annual Return 2022	rr_AnnualReturn2022	(21.39%)
Annual Return 2023	rr_AnnualReturn2023	15.18%
1 Year	rr_AverageAnnualReturnYear01	15.18%
5 Years	rr_AverageAnnualReturnYear05	8.41%
10 Years	rr_AverageAnnualReturnYear10	4.66%
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | After Taxes on Distributions | Neuberger Berman International Equity Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.12%
5 Years	rr_AverageAnnualReturnYear05	6.97%
10 Years	rr_AverageAnnualReturnYear10	3.79%
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman International Equity Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	6.61%
10 Years	rr_AverageAnnualReturnYear10	3.65%
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in international stock markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Foreign And Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign and Emerging Market Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign countries. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund attempts to lessen the risk of such losses by seeking growth stocks that sell at what the adviser believes are attractive prices. If the adviser is incorrect in its assessment of a stock’s value, this may negatively impact the Fund. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. From time to time, the trading market for a particular investment in which the Fund invests, or a particular type of instrument in which the Fund is invested, may become less liquid or even illiquid. Illiquid investments frequently can be more difficult to purchase or sell at an advantageous price or time, and there is a greater risk that the investments may not be sold for the price at which the Fund is carrying them. Certain investments that were liquid when the Fund purchased them may become illiquid, sometimes abruptly. Additionally, market closures due to holidays or other factors may render a security or group of securities (e.g., securities tied to a particular country or geographic region) illiquid for a period of time. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such securities or other investments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses.

Unexpected episodes of illiquidity, including due to market or political factors, instrument or issuer-specific factors and/or unanticipated outflows or other factors, may limit the Fund’s ability to pay redemption proceeds within the allowable time period. To meet redemption requests during periods of illiquidity, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Class E Shares (NIQEX) | Neuberger Berman International Equity Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Large Cap Value Fund Class E Shares (NPNEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies, which it defines as those with a market capitalization within the market capitalization range of the Russell 1000® Value Index at the time of purchase.

The Portfolio Managers look for what they believe to be well-managed companies whose stock prices are undervalued. The Portfolio Managers seek to identify companies with catalysts that they believe have the potential to improve the companies’ earnings from depressed levels. Such catalysts may include: management changes, restructurings, new products, new services, or new markets. The Portfolio Managers may also look for other characteristics in a company, such as a strong market position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund may also invest in real estate investment trusts (“REITs”).

The Fund seeks to reduce risk by diversifying among many companies and industries. At times, the Portfolio Managers may emphasize certain sectors or industries that they believe are undervalued relative to their historical valuations.

The Fund may also use options, including, but not limited to, buying and selling (writing) put and call options on individual stocks, to attempt to enhance returns. The Fund will only sell (write) call options on individual stocks if it simultaneously holds an equivalent position in the stock underlying the option (“covered call option”).

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive. In an effort to achieve its goal, the Fund may have elevated portfolio turnover.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of large-capitalization companies, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2020 28.65% Worst quarter: Q1 2020 -26.83% Year to Date performance as of: 9/30/2024 16.50%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to January 11, 2022 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.83%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Large Cap Value Fund
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Neuberger Berman Large Cap Value Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.45%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.03%	[94]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 3
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 526
Annual Return 2014	rr_AnnualReturn2014	11.02%
Annual Return 2015	rr_AnnualReturn2015	(12.30%)
Annual Return 2016	rr_AnnualReturn2016	28.22%
Annual Return 2017	rr_AnnualReturn2017	13.40%
Annual Return 2018	rr_AnnualReturn2018	(0.93%)
Annual Return 2019	rr_AnnualReturn2019	23.94%
Annual Return 2020	rr_AnnualReturn2020	14.47%
Annual Return 2021	rr_AnnualReturn2021	28.12%
Annual Return 2022	rr_AnnualReturn2022	(0.52%)
Annual Return 2023	rr_AnnualReturn2023	(1.04%)
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	12.34%
10 Years	rr_AverageAnnualReturnYear10	9.64%
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.53%	[95]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[95]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[95]
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions | Neuberger Berman Large Cap Value Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | After Taxes on Distributions and Sales | Neuberger Berman Large Cap Value Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	9.77%
10 Years	rr_AverageAnnualReturnYear10	7.20%
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral should the borrower fail financially. The Fund could also lose money if the value of the collateral decreases.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Catalyst Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that the catalyst may not happen as anticipated, or the market may react to the catalyst differently than expected. Certain catalysts, such as emergence from, or restructuring as a result of, bankruptcy, carry additional risks and the securities of such companies may be more likely to lose value than the securities of more stable companies. Securities of issuers undergoing such an event may be more volatile than other securities, may at times be illiquid, and may be difficult to value, and management of such a company may be addressing a situation with which it has little experience.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Risk. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. If a strategy is applied at an inappropriate time or market conditions or trends are judged incorrectly, the use of options may lower the Fund’s return. There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the securities underlying them and there may at times not be a liquid secondary market for various options. An abrupt change in the price of an underlying security could render an option worthless. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility of the underlying instrument (known as implied volatility), which in turn are affected by the performance of the issuer of the underlying instrument, by fiscal and monetary policies and by national and international political and economic events. As such, prior to the exercise or expiration of the option, the Fund is exposed to implied volatility risk, meaning the value, as based on implied volatility, of an option may increase due to market and economic conditions or views based on the sector or industry in which issuers of the underlying instrument participate, including company-specific factors.

By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is not able to close out its written put options, it may result in substantial losses to the Fund. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. When the Fund writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that the Fund has written is exercised, the Fund will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Fund purchased the instrument and the strike price of the option. The Fund will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that the Fund has purchased is never exercised or closed out, the Fund will lose the amount of the premium it paid and the use of those funds.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class E Shares (NPNEX) | Neuberger Berman Large Cap Value Fund | Mid And Large Cap Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Multi-Cap Opportunities Fund Class E Shares (NMUEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund invests in a concentrated portfolio, consisting mainly of common stocks of companies that are selected using a fundamental, bottom-up research approach. The Fund may hold stocks of companies of any market capitalization and in any sector. Under normal market conditions, the Fund typically will hold a limited number of stocks.

Portfolio construction is an important component of the investment process and primarily consists of three distinct investment categories: Special Situations, Opportunistic, and Classic. Special Situations have unique attributes (e.g., restructurings, spin-offs, post-bankruptcy equities) that require specific methodologies and customized investment research. Opportunistic investments are companies that have become inexpensive for a tangible reason that the Portfolio Manager believes is temporary. Classic investments are those companies with long histories of shareholder-friendly policies, high-quality management teams and consistent operating performance.

The Portfolio Manager performs both quantitative and qualitative analysis in an effort to identify companies that he believes have the potential to increase in value. This potential may be realized in many ways, some of which include: free cash flow generation, product or process enhancements, margin increases, and improved capital structure management. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their financial condition, industry position, market opportunities, senior management teams and any special situations as well as any relevant economic, political and regulatory factors.

As part of his fundamental investment analysis the Portfolio Manager considers Environmental, Social and Governance (ESG) factors he believes are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Portfolio Manager employs disciplined valuation criteria and dynamic price limits to determine when to buy or sell a stock. The valuation criteria and price limits will change over time as a result of changes in company-specific, industry and market factors. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a dynamic price target, when other opportunities appear more attractive, or when the Portfolio Manager’s research indicates deteriorating fundamentals.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies.

At times, the Portfolio Manager may emphasize certain sectors that he believes will benefit from market or economic trends.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 18.74% Worst quarter: Q1 2020 -24.94% Year to Date performance as of: 9/30/2024 22.18%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to January 11, 2022 is that of the Fund’s Institutional Class, which is not offered through this prospectus. Class E would have substantially similar performance to Institutional Class because the classes invest in the same portfolio of securities. Because Institutional Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.94%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Multi-Cap Opportunities Fund
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Neuberger Berman Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.13%	[96]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 850
Annual Return 2014	rr_AnnualReturn2014	6.73%
Annual Return 2015	rr_AnnualReturn2015	(0.64%)
Annual Return 2016	rr_AnnualReturn2016	13.23%
Annual Return 2017	rr_AnnualReturn2017	24.82%
Annual Return 2018	rr_AnnualReturn2018	(4.60%)
Annual Return 2019	rr_AnnualReturn2019	28.07%
Annual Return 2020	rr_AnnualReturn2020	12.66%
Annual Return 2021	rr_AnnualReturn2021	26.68%
Annual Return 2022	rr_AnnualReturn2022	(16.58%)
Annual Return 2023	rr_AnnualReturn2023	19.44%
1 Year	rr_AverageAnnualReturnYear01	19.44%
5 Years	rr_AverageAnnualReturnYear05	12.74%
10 Years	rr_AverageAnnualReturnYear10	10.04%
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | After Taxes on Distributions | Neuberger Berman Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.86%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | After Taxes on Distributions and Sales | Neuberger Berman Multi-Cap Opportunities Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	9.58%
10 Years	rr_AverageAnnualReturnYear10	7.66%
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Stock Risk. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. Bad economic news or changing investor perceptions may adversely affect growth stocks across several sectors and industries simultaneously.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Value Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class E Shares (NMUEX) | Neuberger Berman Multi-Cap Opportunities Fund | Special Situations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Situations Risk. Companies that are considered “special situations” include, among others: companies that have unrecognized recovery prospects or new management teams; companies involved in restructurings or spin-offs; companies emerging from, or restructuring as a result of, bankruptcy; companies making initial public offerings that trade below their initial offering prices; and companies with a break-up value above their market price. Investing in special situations carries the risk that certain of such situations may not happen as anticipated or the market may react differently than expected to such situations. The securities of companies involved in special situations may be more volatile than other securities, may at times be illiquid, or may be difficult to value.

Certain special situations carry the additional risks inherent in difficult corporate transitions and the securities of such companies may be more likely to lose value than the securities of more stable companies.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Real Estate Fund Class E Shares (NREEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.

The Fund may invest up to 20% of its net assets in debt securities of real estate companies. These debt securities can be either investment grade securities or below investment grade securities (commonly known as “junk bonds”), provided that, at the time of investment, they are rated at least B by S&P Global Ratings or Moody’s Investors Service, Inc. (or comparably rated by at least one independent credit rating agency) or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund does not normally intend to continue holding securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors. In an effort to achieve its goal, the Fund may engage in active and frequent trading.

As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.

The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund. The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care.

Some of the REITs and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes, if a stock reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.

The performance prior to January 11, 2022 is that of the Fund’s Trust Class, which is not offered through this prospectus. Class E would have substantially similar performance to Trust Class because the classes invest in the same portfolio of securities. Because Trust Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q4 2023 18.95% Worst quarter: Q1 2020 -17.62% Year to Date performance as of: 9/30/2024 14.86%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to January 11, 2022 is that of the Fund’s Trust Class, which is not offered through this prospectus. Class E would have substantially similar performance to Trust Class because the classes invest in the same portfolio of securities. Because Trust Class has higher expenses than Class E, its performance typically would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.62%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Real Estate Fund
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Neuberger Berman Real Estate Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.08%	[97]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,010
Annual Return 2014	rr_AnnualReturn2014	23.80%
Annual Return 2015	rr_AnnualReturn2015	3.12%
Annual Return 2016	rr_AnnualReturn2016	4.16%
Annual Return 2017	rr_AnnualReturn2017	11.57%
Annual Return 2018	rr_AnnualReturn2018	(5.14%)
Annual Return 2019	rr_AnnualReturn2019	31.69%
Annual Return 2020	rr_AnnualReturn2020	(1.36%)
Annual Return 2021	rr_AnnualReturn2021	41.68%
Annual Return 2022	rr_AnnualReturn2022	(26.47%)
Annual Return 2023	rr_AnnualReturn2023	12.79%
1 Year	rr_AverageAnnualReturnYear01	12.79%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	7.94%
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%	[98]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[98]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[98]
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.36%
5 Years	rr_AverageAnnualReturnYear05	7.59%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions | Neuberger Berman Real Estate Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.27%
5 Years	rr_AverageAnnualReturnYear05	7.02%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | After Taxes on Distributions and Sales | Neuberger Berman Real Estate Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.47%
5 Years	rr_AverageAnnualReturnYear05	6.45%
10 Years	rr_AverageAnnualReturnYear10	5.70%
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock and real estate markets, the Portfolio Managers’ evaluation of those developments, and the success of the Portfolio Managers in implementing the Fund’s investment strategies. The markets’ behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Managers’ evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Managers will be successful in their attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis, valuation and ESG factors.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Dividend Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend Risk. There is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Changes in a company’s dividend policies may negatively impact the Fund. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise or fall, the prices of such securities may be impacted. During a broad market advance, securities that pay dividends may not appreciate as much as securities that do not pay dividends.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. In general, the value of investments with interest rate risk, such as debt securities, will move in the direction opposite to movements in interest rates. If interest rates rise, the value of such securities may decline. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Fund’s debt securities to interest rate risk will increase with any increase in the duration of those securities.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings and limited product lines, markets or financial resources. The securities of small- and mid-cap companies are often more volatile, which at times can be rapid and unpredictable, and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Market Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Recent Market Conditions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. Although the Fund will not invest in real estate directly, because it concentrates its assets in the real estate industry your investment in the Fund will be closely linked to the performance of the real estate markets and the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different sectors or industries.

The Fund may at times emphasize particular sub-sectors of the real estate business — for example, apartments, regional malls, offices, infrastructure, industrial, and health care. As such, the Fund’s performance would be especially sensitive to developments that significantly affect those businesses, which can be impacted by legislative or regulatory changes, adverse market conditions and/or increased competition.

Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector or sub-sector may all react in the same way to economic, political or regulatory events.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Risk Of Increase In Expenses [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Risk Management [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities, which are a form of hybrid security (i.e., a security with both debt and equity characteristics), may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its debt securities. For this reason, preferred securities are subject to greater credit, interest, and liquidation risk than debt securities, and the value of preferred securities will usually react more strongly than debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | R E I Ts And Other Real Estate Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

REITs and Other Real Estate Companies Risk. REITs and other real estate company securities are subject to risks similar to those of direct investments in real estate and the real estate industry in general, including, among other risks: general and local economic conditions; changes in interest rates; declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding in their sector of the real estate market; fluctuations in rental income; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; changes in tax and regulatory requirements; losses due to environmental liabilities; casualty or condemnation losses; changing social trends regarding working arrangements; or other economic, social, political, or regulatory matters affecting the real estate industry. REITs also are dependent upon the skills and creditworthiness of their managers, subject to heavy cash flow dependency or self-liquidation and generally not diversified.

Regardless of where a REIT is organized or traded, its performance may be affected significantly by events in the region where its properties are located. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Internal Revenue Code of 1986, as amended, (“Code”) or to maintain their exemption from registration under the Investment Company Act of 1940, as amended. The value of REIT common shares may decline when interest rates rise. REITs and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which may increase the Fund’s transaction costs, may adversely affect the Fund’s performance and may generate a greater amount of capital gain distributions to shareholders than if the Fund had a low portfolio turnover rate.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that issuers, guarantors, or insurers may fail, or become less able or unwilling, to pay interest and/or principal when due. Changes in the actual or perceived creditworthiness of an issuer or a downgrade or default affecting any of the Fund’s securities could affect the Fund’s performance by affecting the credit quality or value of the Fund’s securities. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Lower Rated Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Lower-Rated Debt Securities Risk. Lower-rated debt securities (commonly known as “junk bonds”) and unrated debt securities determined to be of comparable quality involve greater risks than investment grade debt securities. Such securities may fluctuate more widely in price and yield and may fall in price, sometimes abruptly, due to changes in interest rates, market activity, economic conditions, such as when economic conditions are deteriorating or are expected to deteriorate, or other factors. These securities may be less liquid, may require a greater degree of judgment to establish a price and may be difficult to sell at the time and price the Fund desires. Lower-rated debt securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest and carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment grade debt securities, and the overreliance on credit ratings may present additional risks.

Class E Shares (NREEX) | Neuberger Berman Real Estate Fund | Non Diversified Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Neuberger Berman Sustainable Equity Fund Class E Shares (NRAEX)
Objective [Heading]	rr_ObjectiveHeading	GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	8/31/2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund’s quality oriented financial and sustainable investing criteria. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental research driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material. This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that is focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues. As part of the focus on quality, the Portfolio Manager looks for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth and the sustainability of those earnings, as well as of the company’s business model, over the long term. The Portfolio Manager seeks to purchase the stock of businesses that he believes to be well positioned and attractively valued. Among companies that meet these criteria, the Portfolio Manager looks for those that show leadership in environmental, social and governance considerations, including safe and equitable workplace practices and constructive community relations.

As part of the focus on long-term sustainability, the Portfolio Manager looks for companies that show leadership in their environmental and workplace practices. The Fund seeks to invest in companies that demonstrate a focus in the following areas: (i) environmental issues; (ii) employment practices and diversity policies; (iii) community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.

Consistent with the Fund’s sustainable investing criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s sustainable investing criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. Please see the Statement of Additional Information for a detailed description of the Fund’s sustainable investing criteria.

Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

As a sustainable fund, the Fund is required by the federal securities laws to have a policy, which it cannot change without providing investors at least 60 days’ written notice, of investing at least 80% of its net assets in equity securities selected in accordance with its ESG criteria. The Fund considers its ESG criteria to be the same as its sustainable investing criteria. The 80% test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding. In practice, the Portfolio Manager intends to hold only securities selected in accordance with the Fund’s ESG criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Descriptions of Indices” in the prospectus, has characteristics relevant to the Fund’s investment strategy.

The performance prior to December 6, 2023 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.

Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.

As of May 16, 2024, the Fund changed its investment policy to become “non-diversified” under the Investment Company Act of 1940. Its performance prior to this change might have been different if current policies had been in effect.

Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com or call 800-366-6264 for updated performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-366-6264
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nb.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	year-by-year % Returns as of 12/31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: Q2 2020 19.28% Worst quarter: Q1 2020 -21.54% Year to Date performance as of: 9/30/2024 22.53%
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The performance prior to December 6, 2023 is that of the Fund’s Investor Class, which is not offered through this prospectus. Class E would have substantially similar performance to Investor Class because the classes invest in the same portfolio of securities. Because Investor Class has higher expenses than Class E, its performance would have been lower than that of Class E.
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date performance as of:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.54%)
Performance Table Heading	rr_PerformanceTableHeading	average annual total % returns as of 12/31/23
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Sustainable Equity Fund
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Neuberger Berman Sustainable Equity Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.08%	[99]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	133
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 667
Annual Return 2014	rr_AnnualReturn2014	10.55%
Annual Return 2015	rr_AnnualReturn2015	(0.41%)
Annual Return 2016	rr_AnnualReturn2016	10.10%
Annual Return 2017	rr_AnnualReturn2017	18.57%
Annual Return 2018	rr_AnnualReturn2018	(5.83%)
Annual Return 2019	rr_AnnualReturn2019	25.87%
Annual Return 2020	rr_AnnualReturn2020	19.38%
Annual Return 2021	rr_AnnualReturn2021	23.43%
Annual Return 2022	rr_AnnualReturn2022	(18.61%)
Annual Return 2023	rr_AnnualReturn2023	26.84%
1 Year	rr_AverageAnnualReturnYear01	26.84%
5 Years	rr_AverageAnnualReturnYear05	13.87%
10 Years	rr_AverageAnnualReturnYear10	9.99%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions | Neuberger Berman Sustainable Equity Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.02%
5 Years	rr_AverageAnnualReturnYear05	11.57%
10 Years	rr_AverageAnnualReturnYear10	7.95%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | After Taxes on Distributions and Sales | Neuberger Berman Sustainable Equity Fund Class E Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.83%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	7.69%
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager’s evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund’s investment strategies. The market’s behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.

The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager’s evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Issuer Specific Risk [Member]
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Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.

The Fund’s portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Market Volatility Risk [Member]
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Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Recent Market Conditions [Member]
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Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks recently began to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.

Some countries, including the U.S., have adopted more protectionist trade policies. Slowing global economic growth, the rise in protectionist trade policies, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and China, political or economic dysfunction within some countries or regions, including major producers of commodities, and dramatic changes in commodity and currency prices could affect the economies of many nations in ways that cannot necessarily be foreseen at the present time. In addition, if the U.S. dollar continues to be strong, it may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.

Regulators in the U.S. have proposed and adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Additionally, it is not currently known whether any of the proposed regulations will be adopted. However, due to the scope of regulations being proposed and adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.

Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Redemption Risk [Member]
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Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Sector Risk [Member]
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Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Value Stock Risk [Member]
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Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.

A summary of the Fund’s additional principal investment risks is as follows:

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Of Increase In Expenses [Member]
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Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Operational And Cybersecurity Risk [Member]
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Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Risk Management [Member]
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Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Valuation Risk [Member]
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Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Foreign Risk [Member]
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Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.

Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Mid And Large Cap Companies Risk [Member]
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Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Non Diversified Fund Risk [Member]
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Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.

Class E Shares (NRAEX) | Neuberger Berman Sustainable Equity Fund | Sustainable Investing Criteria Risk [Member]
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Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.05%, 1.80% and 0.69% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.05%, 1.80% and 0.69% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[3]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[4]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.50%, 2.25% and 1.25% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.50%, 2.25% and 1.25% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[5]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[6]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[7]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[8]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.11%, 1.86% and 0.75% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.11%, 1.86% and 0.75% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[9]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[10]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[11]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[12]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[13]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.16%, 1.91% and 0.80% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.16%, 1.91% and 0.80% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[14]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[15]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.41%, 2.16% and 1.05% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.41%, 2.16% and 1.05% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[16]	On July 24, 2024, the Fund began comparing its performance to the MSCI EAFE® Index (Net) in order to satisfy a change in regulatory requirements. The MSCI EAFE® Small Cap Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the MSCI EAFE® Index (Net).
[17]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[18]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Value Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[19]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[20]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[21]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[22]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[23]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[24]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Growth Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[25]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[26]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[27]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Value Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[28]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[29]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[30]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.21%, 1.96% and 0.85% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.21%, 1.96% and 0.85% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[31]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[32]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[33]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[34]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Growth Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[35]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[36]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[37]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.26%, 2.01% and 0.90% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.26%, 2.01% and 0.90% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[38]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.59% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.59% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[39]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.15% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.15% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[40]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[41]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.75% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[42]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.70% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.70% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[43]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.95% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.95% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[44]	On July 24, 2024, the Fund began comparing its performance to the MSCI EAFE® Index (Net) in order to satisfy a change in regulatory requirements. The MSCI EAFE® Small Cap Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the MSCI EAFE® Index (Net).
[45]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Growth Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[46]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.56% of average net assets until 12/31/2025 and 0.65% of average net assets from 1/1/2026 until 8/31/2028. This undertaking may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[47]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[48]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[49]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Growth Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[50]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.75% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[51]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Value Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[52]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.75% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.75% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[53]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[54]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.80% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.80% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[55]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Growth Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[56]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.91% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.91% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[57]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[58]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.41% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.41% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[59]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[60]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[61]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Growth Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[62]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[63]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Value Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[64]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.46% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.46% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[65]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[66]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.51% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.51% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[67]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Growth Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[68]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[69]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[70]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[71]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Growth Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[72]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.50% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Investor Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[73]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Value Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[74]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.30% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Investor Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[75]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Growth Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[76]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[77]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Growth Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[78]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[79]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Growth Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[80]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.25% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.25% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[81]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell Midcap® Value Index and the Russell Midcap® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[82]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Advisor Class and Trust Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.60% and 1.40% of average net assets, respectively. Each of these undertakings lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Advisor Class and Trust Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.60% and 1.40% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[83]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Growth Index and the Russell 2000® Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[84]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.15% of average net assets. This undertaking lasts until 8/31/2028 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.15% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.
[85]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[86]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[87]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[88]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[89]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.
[90]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[91]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.
[92]	On July 24, 2024, the Fund began comparing its performance to the Russell 3000® Index in order to satisfy a change in regulatory requirements. The Russell 2000® Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000® Index.
[93]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.
[94]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.
[95]	On July 24, 2024, the Fund began comparing its performance to the Russell 1000® Index in order to satisfy a change in regulatory requirements. The Russell 1000® Value Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the Russell 1000® Index.
[96]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.
[97]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.
[98]	On July 24, 2024, the Fund began comparing its performance to the S&P 500® Index in order to satisfy a change in regulatory requirements. The FTSE Nareit All Equity REITs Index will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500® Index.
[99]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually agreed to waive its management fee for the Fund’s Class E shares. This undertaking lasts until 8/31/2026 and may not be terminated during its term without the consent of the Board of Trustees.